UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2014
Date of reporting period: July 31, 2014

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2014, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 55.5%

	Federal Farm Credit Bank — 30.8%
$10,000,000	0.300% due 8/21/14	$10,000,587
10,000,000	0.150% due 8/26/14[1]	10,000,070
19,300,000	0.280% due 10/14/14[1]	19,306,344
10,000,000	0.100% due 10/28/14[1]	9,999,756
18,300,000	1.625% due 11/19/14	18,379,912
5,000,000	0.100% due 11/24/14[1]	4,999,922
15,000,000	0.160% due 2/5/15	14,999,429
10,000,000	0.110% due 2/18/15[1]	10,000,000
19,000,000	0.270% due 2/24/15	19,012,509
20,000,000	0.080% due 3/9/15[1]	20,000,000
10,000,000	0.230% due 3/16/15[1]	10,006,944
15,000,000	0.100% due 3/23/15[1]	15,000,000
10,000,000	0.100% due 3/30/15[1]	9,999,665
10,000,000	0.350% due 5/1/15[1]	10,019,713
10,000,000	0.100% due 5/18/15[1]	10,000,000
10,000,000	0.150% due 7/9/15	9,997,939
10,000,000	0.120% due 7/17/15[1]	9,999,521

		211,722,311

	Federal Home Loan Bank — 12.5%
10,000,000	0.170% due 8/12/14	9,999,993
16,060,000	0.125% due 11/18/14	16,057,730
10,000,000	0.125% due 2/3/15	9,997,592
15,000,000	0.140% due 2/18/15	15,001,397
20,000,000	0.125% due 5/1/15	19,999,688
15,000,000	0.125% due 6/19/15	14,994,442

		86,050,842

	Federal Home Loan Mortgage Corporation — 4.3%
9,266,000	1.000% due 8/20/14	9,269,972
10,000,000	1.000% due 8/27/14	10,006,045
10,100,000	0.390% due 10/7/14[1]	10,105,359

		29,381,376

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — 7.9%
$10,200,000	0.360% due 8/25/14[1]	$10,201,779
15,000,000	2.625% due 11/20/14	15,111,516
15,000,000	0.480% due 11/21/14[1]	15,017,300
13,723,000	0.750% due 12/19/14	13,752,929

		54,083,524

	TOTAL AGENCY NOTES (Amortized Cost $381,238,053)	381,238,053

REPURCHASE AGREEMENTS* — 44.5%
130,000,000	With RBS Greenwich, Inc., dated 7/31/14, 0.060%, principal and interest in the amount of $130,000,217, due 8/1/14, (collateralized by a U.S. Treasury Bond with a par value of $50,336,000, coupon rate of 4.250%, due 8/15/15, market value of $53,467,906, and by U.S. Treasury Notes with a total par value of $80,227,000, coupon rates from 1.000% to 4.250%, due dates from 8/15/14 to 8/31/19, total market value of $79,164,008)	130,000,000
146,069,476	With Societe Generale, dated 7/31/14, 0.070%, principal and interest in the amount of $146,069,760, due 8/1/14, (collateralized by a U.S. Treasury Bond with a par value of $157,720,000, coupon rate of 1.625%, due 11/15/22, market value of $148,990,198)	146,069,476
30,000,000	With UBS AG, dated 7/31/14, 0.060%, principal and interest in the amount of $30,000,050, due 8/1/14, (collateralized by a U.S. Treasury Note with a par value of $31,224,500, coupon rate of 0.625%, due 11/30/17, market value of $30,600,010)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $306,069,476)	306,069,476

TOTAL INVESTMENTS (Amortized Cost $687,307,529)[2]	100.0%	$687,307,529
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	6,139

NET ASSETS	100.0%	$687,313,668

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2014.
[2]	Aggregate cost for federal tax purposes was $687,307,529.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 96.7%

	Daily Variable/Floating Rate Notes — 46.2%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.02% due 4/1/17	$700,000
4,145,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.03% due 5/15/24	4,145,000
1,650,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.03% due 11/1/35	1,650,000
3,000,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.03% due 6/1/25	3,000,000
7,390,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.05% due 1/15/38	7,390,000
7,030,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.05% due 1/15/26	7,030,000
11,355,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.04% due 1/15/26	11,355,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.16% due 9/1/26	800,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.03% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.03% due 7/1/35	4,150,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.04% due 12/1/15	130,000
3,100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.05% due 8/1/35	3,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.05% due 12/1/51	$4,550,000
2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 11/1/19	2,800,000
7,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.03% due 5/15/35	7,500,000
6,800,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.04% due 6/1/41	6,800,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
1,900,000	0.050% due 6/1/20	1,900,000
1,600,000	0.050% due 10/1/24	1,600,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.05% due 3/1/24	1,000,000
8,400,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.05% due 12/1/16	8,400,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.04% due 6/1/23	8,735,000
7,450,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.05% due 10/1/24	7,450,000
601,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.04% due 7/1/28	601,000
6,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 8/1/15	6,600,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.05% due 11/1/14	300,000
1,400,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.05% due 11/1/14	1,400,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,445,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.05% due 11/1/14	$7,445,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.05% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.05% due 7/1/39	1,700,000
4,900,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.04% due 11/1/35	4,900,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.03% due 11/1/49	5,050,000
4,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.04% due 8/15/40	4,700,000
7,235,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.05% due 10/1/39	7,235,000
2,200,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.16% due 12/1/27	2,200,000
5,550,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.05% due 12/1/30	5,550,000
5,150,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.05% due 11/1/35	5,150,000
7,000,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.05% due 12/1/30	7,000,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.04% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.04% due 11/1/35	9,285,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.08% due 10/1/35	$1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.05% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.04% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.05% due 7/15/32	2,150,000
10,010,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.08% due 6/1/31	10,010,000
14,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.04% due 6/1/41	14,300,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.05% due 11/1/29	7,100,000
4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.07% due 11/1/22	4,300,000
730,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.08% due 11/1/22	730,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.06% due 11/1/22	5,510,000
12,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.06% due 4/1/36	12,500,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$16,100,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.05% due 6/15/38	$16,100,000
6,465,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.08% due 2/15/21	6,465,000
5,925,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.08% due 7/1/25	5,925,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.05% due 10/1/24	2,000,000
219,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.16% due 12/1/15	219,000
1,488,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.06% due 7/15/19	1,488,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.04% due 8/15/20	1,600,000
900,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.03% due 5/15/32	900,000
7,400,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.04% due 4/1/38	7,400,000
13,910,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.06% due 2/15/31	13,910,000
3,000,000	Valdez City, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.05% due 12/1/33	3,000,000
3,500,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.05% due 12/1/29	3,500,000
4,300,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.05% due 10/1/25	4,300,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,530,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.05% due 2/1/26	$1,530,000
805,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.06% due 11/1/25	805,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $312,233,000)	312,233,000

	Weekly Variable/Floating Rate Notes — 50.5%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.06% due 10/1/30	14,000,000
1,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.10% due 8/1/16	1,225,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.04% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.05% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.05% due 5/1/40	15,000,000
2,977,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.08% due 7/1/27	2,977,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.05% due 4/1/20	6,320,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.04% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.08% due 12/1/34	750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.07% due 12/1/26	10,650,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$945,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.06% due 12/1/20	$945,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.06% due 4/1/27	8,915,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.06% due 10/1/36	5,170,000
12,165,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.06% due 9/1/19	12,165,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.05% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.04% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.040% due 2/15/38	2,000,000
12,000,000	0.050% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.05% due 2/15/38	6,000,000
6,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.06% due 11/1/26	6,800,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.06% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.06% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.07% due 8/1/28	6,200,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.07% due 6/1/32	$5,000,000
2,600,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.04% due 7/1/31	2,600,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.06% due 2/15/35	6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.05% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.06% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.06% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.040% due 12/1/17	3,000,000
10,300,000	0.040% due 6/1/27	10,300,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.04% due 12/1/21	4,380,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1,
	0.03% due 1/1/39	6,590,000
6,500,000	Ohio State University General Receipts,
	0.06% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.06% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.06% due 6/1/35	7,000,000
8,725,000	Ohio State, General Obligation Unlimited, Series C,
	0.05% due 6/15/26	8,725,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.04% due 9/1/35	$6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.06% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.06% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.06% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.05% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.06% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities, Brown, Series A,
	0.05% due 5/1/35	10,950,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.12% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.06% due 11/1/31	6,925,000
2,860,000	University of North Carolina, Revenue Bonds, Series B,
	0.04% due 12/1/25	2,860,000
8,140,000	University of North Carolina, Revenue Bonds, Series C,
	0.06% due 12/1/25	8,140,000
	University of Texas, University Revenue, Financing System, Series B:
4,605,000	0.030% due 8/1/16	4,605,000
3,470,000	0.050% due 8/1/33	3,470,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,985,000	0.040% due 8/1/34	$3,985,000
9,800,000	0.030% due 8/1/39	9,800,000
6,505,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.06% due 6/1/48	6,505,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $341,207,000)	341,207,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $653,440,000)	653,440,000

FIXED RATE NOTES* — 3.0%
20,000,000	Texas State, TRANS,
	2.00% due 8/28/14	20,026,714

	TOTAL FIXED RATE NOTES (Amortized Cost $20,026,714)	20,026,714

TOTAL INVESTMENTS (Amortized Cost $673,466,714)[2]	99.7%	$673,466,714
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	2,093,887

NET ASSETS	100.0%	$675,560,601

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $673,466,714.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 12.3%

	Federal Home Loan Bank — 6.3%
$4,500,000	4.125% due 12/13/19	$4,987,503
19,000,000	5.000% due 11/17/17[1]	21,288,607

		26,276,110

	Federal Home Loan Mortgage Corporation — 4.7%
8,135,000	5.125% due 10/18/16	8,935,370
10,000,000	3.750% due 3/27/19	10,894,720

		19,830,090

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17	5,542,245

		5,542,245

	TOTAL AGENCY NOTES (Cost $51,541,906)	51,648,445

MORTGAGE-BACKED SECURITIES*,2 — 23.0%

	Federal Home Loan Mortgage Corporation — 5.1%
635	# G00807, 9.500% due 3/1/21	640
505,716	# G12342, 5.500% due 8/1/21	549,179
66,631	# J03649, 5.500% due 10/1/21	72,735
66,182	# J03604, 5.500% due 10/1/21	70,239
189,959	# G12442, 6.000% due 11/1/21	205,910
249,074	# J03536, 5.500% due 11/1/21	264,201
141,056	# G18163, 5.500% due 1/1/22	153,961
535,382	# G13396, 5.500% due 12/1/23	589,757
63,724	# D78677, 8.000% due 3/1/27	66,929
327,207	# C00742, 6.500% due 4/1/29	372,351
90,915	# A57845, 7.000% due 2/1/37	98,571
233,387	# A68937, 6.000% due 11/1/37	261,511
111,182	# A68332, 5.500% due 11/1/37	122,781
1,123,035	# A69653, 5.500% due 12/1/37	1,240,189
605,764	# A70446, 5.000% due 12/1/37	665,425
969,041	# A73370, 5.000% due 2/1/38	1,064,481
1,134,873	# A90421, 4.500% due 12/1/39	1,221,304
1,055,096	# A92890, 4.500% due 7/1/40	1,134,905
4,370,449	# A97620, 4.500% due 3/1/41	4,702,700
5,080,893	# C03770, 3.500% due 2/1/42	5,173,137
3,454,267	# Q07651, 3.500% due 4/1/42	3,520,504

		21,551,410

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 16.5%
$3,488	# 535729, 6.500% due 2/1/16	$3,566
7,146	# 535962, 6.500% due 5/1/16	7,345
2,892	# 595134, 6.500% due 7/1/16	2,965
14,351	# 596498, 6.000% due 7/1/16	14,752
3,261	# 608777, 6.500% due 10/1/16	3,375
61,484	# 625990, 5.500% due 12/1/16	65,204
5,615	# 643340, 6.500% due 3/1/17	5,753
17,606	# 555016, 6.500% due 10/1/17	18,513
112,124	# 686230, 5.500% due 2/1/18	118,916
172,663	# 254685, 5.000% due 4/1/18	182,268
155,240	# 740449, 5.500% due 9/1/18	164,681
64,925	# 768557, 5.500% due 2/1/19	68,901
82,718	# 255159, 5.500% due 3/1/19	88,549
1,460	# 313796, 9.500% due 2/1/21	1,476
2,071	# 125275, 7.000% due 3/1/24	2,303
15,879	# 313795, 9.500% due 1/1/25	17,247
2,307,389	# AH6827, 4.000% due 3/1/26	2,468,555
1,708,956	# AI1657, 4.000% due 4/1/26	1,828,213
2,651,030	# AB3900, 3.000% due 11/1/26	2,736,754
26,566	# 373328, 8.000% due 3/1/27	26,666
2,904,152	# AK4751, 3.000% due 4/1/27	3,001,266
50,928	# 390895, 8.000% due 6/1/27	57,497
7,519,474	# AO0533, 3.000% due 6/1/27	7,770,943
125,964	# 397602, 8.000% due 8/1/27	142,171
2,379	# 499335, 6.500% due 8/1/29	2,675
11,405	# 252806, 7.500% due 10/1/29	13,693
430	# 523497, 7.500% due 11/1/29	492
2,694	# 588945, 7.000% due 6/1/31	3,025
158,230	# 607862, 7.000% due 9/1/31	182,654
16,243	# 656872, 6.500% due 8/1/32	18,548
20,123	# 687575, 7.000% due 2/1/33	20,545
661,623	# 789856, 6.000% due 8/1/34	742,878
226,425	# 820811, 6.000% due 4/1/35	256,091
156,759	# 829202, 5.000% due 7/1/35	173,187
366,255	# 826586, 5.000% due 8/1/35	404,586
58,448	# 867021, 7.000% due 3/1/36	60,917
86,399	# 256216, 7.000% due 4/1/36	95,264
331,565	# 898412, 5.000% due 10/1/36	365,675
136,688	# 910894, 5.000% due 2/1/37	150,750
152,001	# 912456, 6.500% due 3/1/37	171,073
80,620	# 939512, 5.000% due 6/1/37	88,914
196,427	# 959877, 5.000% due 11/1/37	216,634
1,402,042	#973241, 5.000% due 3/1/38	1,546,275

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$347,390	# 975593, 5.000% due 6/1/38	$383,127
483,627	# 257573, 5.500% due 2/1/39	535,473
1,485,690	# AD7128, 4.500% due 7/1/40	1,602,397
9,169,589	# AH1568, 4.500% due 12/1/40	9,948,022
5,415,460	# AH6991, 4.000% due 1/1/41	5,699,448
3,882,913	# AH4004, 4.500% due 3/1/41	4,191,441
3,203,131	# AH8351, 4.000% due 3/1/41	3,371,104
2,185,719	# AJ1315, 4.000% due 9/1/41	2,302,313
2,733,967	# AI8779, 4.000% due 11/1/41	2,879,174
5,471,544	# AJ5958, 4.000% due 12/1/41	5,762,804
2,234,599	# AK5070, 3.500% due 3/1/42	2,284,043
7,299,321	# AK5426, 3.500% due 3/1/42	7,444,489

		69,715,590

	Government National Mortgage Association — 1.4%
14,552	# 460389, 7.000% due 5/15/28	14,736
11,053	# 464049, 7.000% due 7/15/28	12,182
40,688	# 476259, 7.000% due 8/15/28	42,413
29,292	# 539971, 7.000% due 1/15/31	30,327
12,451	# 485264, 7.500% due 2/15/31	12,867
27,135	# 559304, 7.000% due 9/15/31	30,527
38,483	# 570289, 7.000% due 1/15/32	39,738
547,113	# 652486, 5.500% due 4/15/36	608,449
687,592	# 651859, 5.000% due 6/15/36	756,689
524,061	# 782150, 5.500% due 4/15/37	582,539
108,278	# 608508, 6.000% due 8/15/37	121,724
109,928	# 662521, 6.000% due 8/15/37	123,515
290,937	# 677545, 6.000% due 11/15/37	327,071
291,014	# 676291, 6.000% due 12/15/37	327,156
58,248	# 678831, 5.000% due 1/15/38	63,794
405,369	# 685836, 5.500% due 4/15/38	448,744
1,242,816	# 698235, 5.000% due 6/15/39	1,366,566
870,366	# 716655, 5.000% due 8/15/39	957,194

		5,866,231

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,010,380)	97,133,231

CORPORATE NOTES* — 44.6%
9,050,000	Apple, Inc.,
	1.000% due 5/3/18	8,848,004
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[1]	10,956,910

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	$12,036,320
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,078,939
6,556,000	Comcast Corp.,
	6.300% due 11/15/17	7,575,976
11,225,000	EMC Corp.,
	2.650% due 6/1/20	11,190,786
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	5,873,465
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21	14,827,189
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,266,208
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,238,664
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,716,340
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,126,733
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,652,004
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,120,650
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,377,237
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,307,492
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,495,895
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	7,995,029
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,123,705

	TOTAL CORPORATE NOTES (Cost $180,250,977)	187,807,546

US TREASURY NOTES/BONDS* — 15.5%
14,175,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	16,369,914
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	16,845,475

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	$4,867,190
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,096,872
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18[1]	6,932,737
7,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	7,280,272

	TOTAL US TREASURY NOTES/BONDS (Cost $64,311,967)	65,392,460

MUNICIPAL BONDS* — 2.0%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,228,784
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,235,332

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,464,116

REPURCHASE AGREEMENTS* — 1.6%
6,600,000	With Societe Generale, dated 7/31/14, 0.070%, principal and interest in the amount of $6,600,013, due 8/1/14, (collateralized by a U.S. Treasury Bond with a par value of $7,120,000, coupon rate of 1.625%, due 11/15/22, market value of $6,732,031)	6,600,000
97,294	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $97,294, due 8/1/14, (collateralized by a FNMA security with a par value of $94,569, coupon rate of 3.243%, due 5/1/41, market value of $99,326)	97,294

	TOTAL REPURCHASE AGREEMENTS (Cost $6,697,294)	6,697,294

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.4%
22,840,090	State Street Navigator Securities Lending Prime Portfolio	$22,840,090

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $22,840,090)	22,840,090

TOTAL INVESTMENTS (Cost $428,887,614)[3]	104.4%	$439,983,182
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(18,724,151)

NET ASSETS	100.0%	$421,259,031

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2014.
[3]	Aggregate cost for federal tax purposes was $428,887,614.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 5.2%
35,000	Boeing Co. (The)	$4,216,800
18,040	Honeywell International, Inc.	1,656,613
37,200	Raytheon Co.	3,376,644

		9,250,057

	Banks — 9.1%
100,100	JPMorgan Chase & Co.	5,772,767
52,400	PNC Financial Services Group, Inc.	4,326,144
118,975	Wells Fargo & Co.	6,055,827

		16,154,738

	Beverages — 2.1%
42,000	PepsiCo, Inc.	3,700,200

	Capital Markets — 5.0%
73,560	Franklin Resources, Inc.	3,983,274
33,000	Northern Trust Corp.	2,207,370
34,000	T Rowe Price Group, Inc.	2,640,440

		8,831,084

	Chemicals — 1.0%
16,110	Monsanto Co.	1,821,880

	Communications Equipment — 1.2%
85,000	Cisco Systems, Inc.	2,144,550

	Consumer Finance — 3.7%
26,620	American Express Co.	2,342,560
69,700	Discover Financial Services	4,255,882

		6,598,442

	Electrical Equipment — 1.7%
26,280	Hubbell, Inc. — Class B	3,073,183

	Electronic Equipment, Instruments & Components — 1.5%
28,265	Amphenol Corp. — Class A	2,718,245

	Energy Equipment & Services — 5.6%
40,385	National Oilwell Varco, Inc.	3,272,801
60,770	Schlumberger, Ltd.	6,586,860

		9,859,661

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.8%
67,775	Wal-Mart Stores, Inc.	$4,986,884

	Health Care Equipment & Supplies — 4.2%
43,895	Baxter International, Inc.	3,278,518
68,500	Medtronic, Inc.	4,229,190

		7,507,708

	Health Care Providers & Services — 4.0%
36,000	Laboratory Corp. of America Holdings[1]	3,732,840
85,000	Patterson Cos., Inc.	3,315,850

		7,048,690

	Hotels, Restaurants & Leisure — 1.0%
25,160	Yum! Brands, Inc.	1,746,104

	Insurance — 1.8%
31,250	ACE, Ltd.	3,128,125

	Internet & Catalog Retail — 2.3%
3,270	Priceline Group, Inc. (The)[1]	4,062,811

	IT Services — 8.0%
49,290	Accenture PLC — Class A	3,907,711
28,060	Cognizant Technology Solutions Corp. — Class A1	1,376,343
61,000	Gartner, Inc.[1]	4,173,620
43,000	Global Payments, Inc.	2,978,610
22,500	Mastercard, Inc. — Class A	1,668,375

		14,104,659

	Machinery — 3.5%
42,500	Danaher Corp.	3,139,900
26,425	Parker Hannifin Corp.	3,037,554

		6,177,454

	Media — 1.7%
35,900	Scripps Networks Interactive, Inc. — Class A	2,958,519

	Multi-line Retail — 2.5%
80,740	Dollar Tree, Inc.[1]	4,397,908

	Oil, Gas & Consumable Fuels — 4.2%
57,790	Chevron Corp.	7,468,780

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 7.9%
91,950	Abbott Laboratories	$3,872,934
67,000	Eli Lilly & Co.	4,091,020
32,610	Johnson & Johnson	3,263,935
77,000	Roche Holding AG, Sponsored ADR	2,797,025

		14,024,914

	Software — 3.4%
149,755	Oracle Corp.	6,048,604

	Specialty Retail — 6.1%
16,785	Advance Auto Parts, Inc.	2,032,831
20,085	Bed Bath & Beyond, Inc.[1]	1,271,180
48,415	Home Depot, Inc.	3,914,353
54,330	Ross Stores, Inc.	3,498,852

		10,717,216

	Technology Hardware, Storage & Peripherals — 7.3%
99,070	Apple, Inc.	9,468,120
89,000	NetApp, Inc.	3,456,760

		12,924,880

	Tobacco — 2.0%
42,645	Philip Morris International, Inc.	3,497,317

	Trading Companies & Distributors — 0.9%
6,750	WW Grainger, Inc.	1,587,263

	TOTAL COMMON STOCKS (Cost $123,186,308)	176,539,876

TOTAL INVESTMENTS (Cost $123,186,308)[2]	99.7%	$176,539,876
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	467,450

NET ASSETS	100.0%	$177,007,326

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $123,216,044.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	Aerospace & Defense — 2.8%
763,918	Orbital Sciences Corp.[1]	$19,609,775
348,653	Triumph Group, Inc.	22,087,168

		41,696,943

	Airlines — 2.3%
1,735,469	JetBlue Airways Corp.[1,2]	18,604,227
226,766	Spirit Airlines, Inc.[1]	14,835,032

		33,439,259

	Apparel Retailers — 0.6%
328,811	DSW, Inc. — Class A	8,743,085

	Automotive — 6.6%
997,062	American Axle & Manufacturing Holdings, Inc.[1]	18,335,970
204,089	Lithia Motors, Inc. — Class A	18,133,308
391,880	Tenneco Automotive, Inc.[1]	24,962,756
359,991	Thor Industries, Inc.	19,068,723
1,215,325	Wabash National Corp.[1,2]	16,540,573

		97,041,330

	Banking — 9.2%
957,378	BBCN Bancorp, Inc.	14,379,818
309,677	Chemical Financial Corp.	8,547,085
190,625	Community Trust Bancorp, Inc.	6,669,969
196,294	Euronet Worldwide, Inc.[1]	9,822,552
834,074	FirstMerit Corp.	14,679,702
323,142	Lakeland Financial Corp.	11,759,137
214,719	Union Bankshares Corp.	5,127,490
337,315	WesBanco, Inc.	10,078,972
937,536	Western Alliance Bancorp[1]	21,469,574
1,451,303	Wilshire Bancorp, Inc.	13,671,274
415,974	Wintrust Financial Corp.	19,272,076

		135,477,649

	Commercial Services — 7.6%
644,157	AMN Healthcare Services, Inc.[1]	8,438,457
501,720	Cardtronics, Inc.[1]	19,346,323
403,218	Grand Canyon Education, Inc.[1]	17,338,374
612,977	Korn/Ferry International[1]	18,033,783
542,821	MAXIMUS, Inc.	22,451,076
321,016	Myriad Genetics, Inc.[1,2]	11,588,678
340,149	TAL International Group, Inc.[1]	15,034,586

		112,231,277

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 2.2%
564,081	ARRIS Group, Inc.[1]	$19,274,648
355,031	Ubiquiti Networks, Inc.[1]	13,572,835

		32,847,483

	Computer Software & Processing — 4.6%
513,767	Blucora, Inc.[1]	8,770,003
445,737	iGATE Corp.[1]	15,903,896
846,830	MedAssets, Inc.[1]	17,986,669
678,172	Mentor Graphics Corp.	13,393,897
838,326	Sapient Corp.[1]	12,373,692

		68,428,157

	Computers & Information — 1.3%
447,154	Electronics for Imaging, Inc.[1]	19,706,077

	Electrical Equipment — 4.4%
218,262	AZZ, Inc.	9,524,954
312,512	EnerSys	19,822,636
213,302	Littelfuse, Inc.	18,540,210
252,277	Moog, Inc. — Class A1	16,655,327

		64,543,127

	Electronics — 4.5%
638,488	Finisar Corp.[1,2]	12,597,368
612,268	Integrated Silicon Solution, Inc.	8,951,358
602,347	Microsemi Corp.[1]	14,444,281
1,173,515	RF Micro Devices, Inc.[1,2]	13,096,428
227,475	Synaptics, Inc.[1,2]	16,430,519

		65,519,954

	Entertainment & Leisure — 2.0%
438,651	Carmike Cinemas, Inc.[1]	13,791,188
492,508	Cinemark Holdings, Inc.	16,154,262

		29,945,450

	Financial Services — 2.8%
561,246	PennyMac Mortgage Investment Trust	12,016,277
644,157	Sabra Health Care, Inc.	17,843,149
1,088,477	Summit Hotel Properties, Inc.	11,178,659

		41,038,085

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Forest Products & Paper — 3.2%
586,757	Boise Cascade Co.[1]	$16,517,209
1,472,106	Graphic Packaging Holding Co.[1]	17,665,272
449,989	KapStone Paper and Packaging Corp.[1]	13,382,673

		47,565,154

	Health Care Providers — 2.5%
378,416	Amsurg Corp.[1]	18,073,148
484,004	VCA, Inc.[1]	18,048,509

		36,121,657

	Heavy Construction — 1.1%
671,086	Primoris Services Corp.	16,025,534

	Heavy Machinery — 3.8%
402,510	Brunswick Corp.	16,233,228
1,123,909	Entegris, Inc.[1]	12,913,715
482,587	Matrix Service Co.[1]	12,957,461
408,179	Terex Corp.	14,086,257

		56,190,661

	Home Construction, Furnishings & Appliances — 1.6%
766,916	La-Z-Boy, Inc.	16,135,913
179,808	Movado Group, Inc.	7,359,541

		23,495,454

	Industrial — 1.0%
210,467	Crane Co.	14,440,141

	Insurance — 7.1%
811,397	American Equity Investment Life Holding Co.	17,964,329
416,683	Amtrust Financial Services, Inc.	17,767,363
240,230	Centene Corp.[1]	17,318,181
1,228,789	CNO Financial Group, Inc.	19,881,806
264,324	Horace Mann Educators Corp.	7,572,883
1,031,077	Radian Group, Inc.	13,053,435
659,039	RPX Corp.[1]	10,281,008

		103,839,005

	Lodging — 0.9%
465,579	Chesapeake Lodging Trust	13,818,385

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — Broadcasting & Publishing — 1.7%
227,475	Ryman Hospitality Properties	$10,861,931
440,068	Sinclair Broadcast Group, Inc. — Class A	14,218,597

		25,080,528

	Medical Supplies — 3.2%
270,702	Cyberonics, Inc.[1]	16,098,648
568,333	Hanger Orthopedic Group, Inc.[1]	17,987,739
409,596	Thoratec Corp.[1]	13,311,870

		47,398,257

	Metals & Mining — 1.0%
446,446	Trimas Corp.[1]	14,143,409

	Oil & Gas — 5.0%
374,873	Atwood Oceanics, Inc.[1]	18,050,135
466,996	Rosetta Resources, Inc.[1]	23,849,486
372,038	Sanchez Energy Corp.[1,2]	11,801,045
530,066	Stone Energy Corp.[1]	20,169,011

		73,869,677

	Pharmaceuticals — 2.8%
325,268	Alere, Inc.[1]	13,010,720
535,026	Auxilium Pharmaceuticals, Inc.[1,2]	10,711,220
487,547	Emergent Biosolutions, Inc.[1]	10,726,034
193,460	Enanta Pharmaceuticals, Inc.[1,2]	7,276,031

		41,724,005

	Real Estate — 1.5%
1,043,833	Hilltop Holdings, Inc.[1]	21,398,577

	Real Estate Investment Trusts — 2.1%
1,218,159	Ashford Hospitality Trust, Inc.	14,021,010
1,061,549	Brandywine Realty Trust	16,507,087

		30,528,097

	Restaurants — 2.1%
102,753	Buffalo Wild Wings, Inc.[1]	14,932,066
656,204	Texas Roadhouse, Inc.	16,326,356

		31,258,422

	Technology — 0.5%
1,409,493	Silicon Image, Inc.[1]	7,033,370

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 2.3%
348,653	j2 Global, Inc.	$17,056,105
623,607	MasTec, Inc.[1]	16,955,874

		34,011,979

	Textiles, Clothing & Fabrics — 1.0%
453,532	Steven Madden, Ltd.[1]	14,444,994

	Transportation — 2.0%
39,576	Arctic Cat, Inc.	1,408,905
465,579	Celadon Group, Inc.	9,888,898
864,546	Swift Transportation Co.[1]	17,679,966

		28,977,769

	Water Companies — 0.5%
260,072	American States Water Co.	7,945,200

	TOTAL COMMON STOCKS (Cost $1,308,678,824)	1,439,968,151

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$25,495,840	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $25,495,847, due 8/1/14, (collateralized by a FNMA security with a par value of $25,375,281, coupon rate of 3.000%, due 11/25/40, market value of $26,007,075)	25,495,840

	TOTAL REPURCHASE AGREEMENT (Cost $25,495,840)	25,495,840

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.7%
83,623,313	State Street Navigator Securities Lending Prime Portfolio	$83,623,313

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $83,623,313)	83,623,313

TOTAL INVESTMENTS (Cost $1,417,797,977)[3]	105.2%	$1,549,087,304
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(76,341,865)

NET ASSETS	100.0%	$1,472,745,439

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,418,717,541.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 100.2%

	Aerospace & Defense — 1.4%
16,605	BE Aerospace, Inc.[1,2]	$1,413,750

	Airlines — 3.5%
30,610	Alaska Air Group, Inc.	1,345,922
13,830	FedEx Corp.	2,031,350

		3,377,272

	Automotive — 1.5%
23,410	BorgWarner, Inc.	1,457,272

	Banking — 3.4%
29,340	Discover Financial Services	1,791,500
39,860	SunTrust Banks, Inc.	1,516,673

		3,308,173

	Beverages, Food & Tobacco — 1.4%
16,575	Constellation Brands, Inc.[1]	1,380,035

	Building Materials — 3.2%
32,660	Lowe’s Cos., Inc.	1,562,781
45,790	Quanta Services, Inc.[1]	1,533,507

		3,096,288

	Chemicals — 1.6%
15,090	LyondellBasell Industries N.V. — Class A	1,603,312

	Commercial Services — 3.3%
18,005	Manpowergroup, Inc.	1,402,409
17,200	United Rentals, Inc.[1,2]	1,821,480

		3,223,889

	Communications — 1.3%
17,715	Qualcomm, Inc.	1,305,596

	Computer Software & Processing — 8.3%
73,950	Activision Blizzard, Inc.	1,655,001
33,650	Amdocs, Ltd.	1,525,691
32,935	Fidelity National Information Services, Inc.	1,857,534
68,280	Juniper Networks, Inc.[1]	1,607,311
47,850	NCR Corp.[1]	1,480,958

		8,126,495

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.6%
25,465	Ball Corp.	$1,559,986

	Electronic Technology — 2.0%
27,865	Lam Research Corp.	1,950,550

	Electronics — 6.8%
23,595	Avago Technologies, Ltd.	1,637,021
110,470	Marvell Technology Group, Ltd.	1,473,670
39,800	Skyworks Solutions, Inc.	2,020,248
23,535	TE Connectivity, Ltd.	1,456,581

		6,587,520

	Entertainment & Leisure — 2.6%
30,495	Time Warner, Inc.	2,531,695

	Financial Services — 6.6%
19,740	Alexandria Real Estate Equities, Inc.	1,551,564
15,165	Ameriprise Financial, Inc.	1,813,734
85,045	Duke Realty Corp.	1,529,959
67,260	Kimco Realty Corp.	1,505,279

		6,400,536

	Food Retailers — 1.5%
30,670	Kroger Co. (The)	1,502,217

	Heavy Machinery — 3.1%
23,060	Cameron International Corp.[1]	1,635,185
21,050	Pentair PLC	1,348,673

		2,983,858

	Home Construction, Furnishings & Appliances — 1.6%
11,140	Whirlpool Corp.	1,589,010

	Household Products — 1.7%
13,500	Snap-On, Inc.	1,622,700

	Insurance — 15.7%
28,690	Allstate Corp. (The)	1,676,930
41,880	American International Group, Inc.	2,176,922
17,765	Chubb Corp. (The)	1,540,403
20,540	CIGNA Corp.	1,849,422
33,785	Lincoln National Corp.	1,769,996
33,990	Principal Financial Group, Inc.	1,688,623

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

18,950	Prudential Financial, Inc.	$1,648,082
16,910	Travelers Cos., Inc. (The)	1,514,460
31,915	WR Berkley Corp.	1,423,728

		15,288,566

	Medical Supplies — 1.6%
34,625	CareFusion Corp.[1]	1,516,229

	Miscellaneous — 1.4%
51,615	LKQ Corp.[1]	1,349,990

	Oil & Gas — 7.4%
27,415	Baker Hughes, Inc.	1,885,330
69,770	Chesapeake Energy Corp.	1,839,835
26,355	Halliburton Co.	1,818,231
15,715	Helmerich & Payne, Inc.	1,669,876

		7,213,272

	Pharmaceuticals — 5.9%
6,175	Actavis PLC[1]	1,323,056
22,740	Cardinal Health, Inc.	1,629,321
7,870	McKesson Corp.	1,509,938
27,125	Mylan, Inc.[1]	1,339,161

		5,801,476

	Producer Manufacturing — 1.5%
30,615	Johnson Controls, Inc.	1,446,253

	Retailers — 5.2%
30,295	CVS Caremark Corp.	2,313,326
20,375	Express Scripts Holding Co.[1]	1,419,119
29,050	Foot Locker, Inc.	1,380,746

		5,113,191

	Textiles, Clothing & Fabrics — 3.4%
18,800	Hanesbrands, Inc.	1,836,948
11,505	Mohawk Industries, Inc.[1]	1,435,479

		3,272,427

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 1.7%
37,335	Trinity Industries, Inc.	$1,629,299

	TOTAL COMMON STOCKS (Cost $79,248,971)	97,650,857

Face
Amount

REPURCHASE AGREEMENT* — 0.0%
$14,967	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $14,967, due 8/1/14, (collateralized by a FNMA security with a par value of $17,345, coupon rate of 3.000%, due 11/25/40, market value of $17,777)	14,967

	TOTAL REPURCHASE AGREEMENT (Cost $14,967)	14,967

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
2,968,536	State Street Navigator Securities Lending Prime Portfolio	2,968,536

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,968,536)	2,968,536

TOTAL INVESTMENTS (Cost $82,232,474)[3]	103.3%	$100,634,360
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.3)	(3,220,913)

NET ASSETS	100.0%	$97,413,447

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $82,287,797.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Airlines — 0.3%
11,339	Republic Airways Holdings, Inc.[1]	$112,710

	Auto Components — 1.9%
5,722	Tenneco Automotive, Inc.[1]	364,491
10,834	Tower International, Inc.[1]	341,271

		705,762

	Banks — 6.1%
25,824	CVB Financial Corp.	394,849
28,930	First Midwest Bancorp, Inc.	468,666
27,964	Old National Bancorp	374,158
18,559	PrivateBancorp, Inc.	534,499
52,508	Wilshire Bancorp, Inc.	494,626

		2,266,798

	Biotechnology — 2.0%
17,804	Emergent Biosolutions, Inc.[1,2]	391,688
28,986	Sangamo Biosciences, Inc.[1]	344,354

		736,042

	Building Products — 2.1%
45,293	PGT, Inc.[1]	419,413
11,492	Simpson Manufacturing Co., Inc.	349,472

		768,885

	Capital Markets — 1.1%
23,005	Investment Technology Group, Inc.[1]	420,761

	Chemicals — 0.7%
12,685	Calgon Carbon Corp.[1,2]	268,922

	Commercial Services & Supplies — 1.5%
4,521	HNI Corp.	159,772
15,031	West Corp.	387,349

		547,121

	Communications Equipment — 4.0%
8,243	ADTRAN, Inc.	183,324
12,768	CalAmp Corp.[1,2]	217,184

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Communications Equipment — (Continued)

59,082	Harmonic, Inc.[1]	$354,492
11,758	MasTec, Inc.[1,2]	319,700
12,770	NETGEAR, Inc.[1,2]	399,829

		1,474,529

	Construction & Engineering — 1.0%
24,016	Comfort Systems USA, Inc.	357,838

	Diversified Consumer Services — 2.3%
7,160	Capella Education Co.	457,954
7,066	Grand Canyon Education, Inc.[1]	303,838
6,546	ITT Educational Services, Inc.[1]	93,149

		854,941

	Electrical Equipment — 0.9%
5,291	EnerSys	335,608

	Electronic Equipment, Instruments & Components — 1.3%
8,582	Newport Corp.[1]	148,555
15,428	Rofin-Sinar Technologies, Inc.[1]	336,793

		485,348

	Energy Equipment & Services — 2.1%
11,605	Matrix Service Co.[1]	311,594
23,478	Tesco Corp.	458,291

		769,885

	Food & Staples Retailing — 1.0%
7,210	Andersons (The), Inc.	389,484

	Food Products — 1.2%
5,105	Sanderson Farms, Inc.	465,014

	Health Care Equipment & Supplies — 7.4%
22,461	ABIOMED, Inc.[1,2]	575,002
8,237	Anika Therapeutics, Inc.[1,2]	346,448
25,785	Natus Medical, Inc.[1]	741,835
8,375	STERIS Corp.	426,120
14,456	SurModics, Inc.[1]	274,519
11,534	Thoratec Corp.[1]	374,855

		2,738,779

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 0.9%
8,595	Molina Healthcare, Inc.[1,2]	$351,106

	Health Care Technology — 1.2%
16,568	Omnicell, Inc.[1]	453,963

	Hotels, Restaurants & Leisure — 3.8%
2,533	Buffalo Wild Wings, Inc.[1,2]	368,096
14,231	Multimedia Games Holding Co., Inc.[1,2]	343,252
26,257	Ruth’s Hospitality Group, Inc.	298,017
8,131	Ryman Hospitality Properties	388,255

		1,397,620

	Household Durables — 1.3%
4,297	Helen of Troy, Ltd.[1]	230,448
13,015	La-Z-Boy, Inc.	273,836

		504,284

	Internet Software & Services — 4.6%
16,100	Conversant, Inc.[1,2]	376,257
53,984	Dice Holdings, Inc.[1]	494,493
20,936	Perficient, Inc.[1]	355,703
9,677	WebMD Health Corp.[1,2]	482,205

		1,708,658

	IT Services — 7.2%
14,320	CSG Systems International, Inc.	372,893
11,027	Heartland Payment Systems, Inc.	523,782
12,589	iGATE Corp.[1]	449,176
9,391	MAXIMUS, Inc.	388,412
30,316	Sapient Corp.[1]	447,464
17,413	TeleTech Holdings, Inc.[1]	479,380

		2,661,107

	Leisure Equipment & Products — 1.1%
32,026	Smith & Wesson Holding Corp.[1,2]	395,521

	Life Sciences Tools & Services — 0.5%
9,385	Cambrex Corp.[1]	197,742

	Life Sciences Tools & Services — 2.0%
16,527	Luminex Corp.[1,2]	300,791
8,341	Parexel International Corp.[1,2]	446,744

		747,535

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 5.2%
12,684	Altra Industrial Motion Corp.	$397,643
4,932	CIRCOR International, Inc.	354,463
12,531	Harsco Corp.	316,658
4,899	Hillenbrand, Inc.	147,215
14,071	Rexnord Corp.[1]	378,651
22,518	Titan International, Inc.	335,969

		1,930,599

	Marine — 0.4%
6,001	Matson, Inc.	161,727

	Metals & Mining — 2.1%
6,845	US Silica Holdings, Inc.	384,826
9,955	Worthington Industries, Inc.	380,779

		765,605

	Oil, Gas & Consumable Fuels — 3.2%
16,879	Delek US Holdings, Inc.	493,204
23,991	Northern Oil and Gas, Inc.[1,2]	386,015
8,692	Stone Energy Corp.[1,2]	330,731

		1,209,950

	Paper & Forest Products — 3.2%
6,547	Clearwater Paper Corp.[1]	442,577
13,285	KapStone Paper and Packaging Corp.[1]	395,096
15,114	PH Glatfelter Co.	359,713

		1,197,386

	Personal Products — 0.5%
6,088	Medifast, Inc.[1,2]	174,786

	Pharmaceuticals — 1.1%
6,304	Impax Laboratories, Inc.[1]	147,450
7,462	Lannett Co., Inc.[1,2]	250,798

		398,248

	Professional Services — 1.2%
15,983	TrueBlue, Inc.[1]	431,381

	Real Estate Investment Trusts — 7.9%
23,988	Associated Estates Realty Corp.	423,868
13,300	Coresite Realty Corp.	434,378

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

33,076	DiamondRock Hospitality Co.	$405,512
13,390	DuPont Fabros Technology, Inc.	367,020
10,079	Highwoods Properties, Inc.	424,024
5,544	LTC Properties, Inc.	212,501
4,851	Potlatch Corp.	200,346
42,093	Strategic Hotels & Resorts, Inc.[1]	480,281

		2,947,930

	Road & Rail — 1.0%
12,019	ArcBest Corp.	381,363

	Semiconductors & Semiconductor Equipment — 4.1%
20,488	Advanced Energy Industries, Inc.[1]	344,608
17,934	Ceva, Inc.[1]	255,201
17,409	Cirrus Logic, Inc.[1,2]	390,484
40,430	RF Micro Devices, Inc.[1,2]	451,199
15,271	Silicon Image, Inc.[1]	76,202

		1,517,694

	Software — 1.7%
11,838	Manhattan Associates, Inc.[1]	347,564
19,788	VASCO Data Security International, Inc.[1]	268,523

		616,087

	Specialty Retail — 4.1%
15,658	Brown Shoe Co., Inc.	441,399
15,094	Finish Line, Inc. (The) — Class A	396,821
8,797	Vitamin Shoppe, Inc.[1,2]	375,192
10,758	Zumiez, Inc.[1]	299,611

		1,513,023

	Technology Hardware, Storage & Peripherals — 1.6%
8,271	Synaptics, Inc.[1,2]	597,414

	Textiles, Apparel & Luxury Goods — 0.7%
3,362	G-III Apparel Group, Ltd.[1]	261,127

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 2.0%
4,972	BofI Holding, Inc.[1,2]	$370,862
24,434	Oritani Financial Corp.	361,622

		732,484

	TOTAL COMMON STOCKS (Cost $32,791,380)	36,952,767

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$176,385	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $176,385, due 8/1/14, (collateralized by a FNMA security with a par value of $176,338, coupon rate of 3.000%, due 11/25/40, market value of $180,728)	176,385

	TOTAL REPURCHASE AGREEMENT (Cost $176,385)	176,385

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 22.6%
8,402,563	State Street Navigator Securities Lending Prime Portfolio	8,402,563

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,402,563)	8,402,563

TOTAL INVESTMENTS (Cost $41,370,328)[3]	122.6%	$45,531,715
LIABILITIES IN EXCESS OF OTHER ASSETS	(22.6)	(8,405,208)

NET ASSETS	100.0%	$37,126,507

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $41,402,275.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 5.4%
39,457	Boeing Co. (The)	$4,753,779
49,947	General Dynamics Corp.	5,832,311
62,662	Honeywell International, Inc.	5,754,252
32,565	Lockheed Martin Corp.	5,437,378
46,293	Northrop Grumman Corp.	5,706,538
52,132	Raytheon Co.	4,732,022

		32,216,280

	Airlines — 1.8%
108,960	Alaska Air Group, Inc.	4,790,971
210,390	Southwest Airlines Co.	5,949,829

		10,740,800

	Auto Components — 1.8%
76,363	BorgWarner, Inc.	4,753,597
199,034	Gentex Corp.	5,752,082

		10,505,679

	Banks — 5.6%
121,871	BB&T Corp.	4,511,665
125,351	Comerica, Inc.	6,300,141
172,038	East West Bancorp, Inc.	5,859,614
297,657	Fifth Third Bancorp	6,096,016
125,644	SunTrust Banks, Inc.	4,780,754
116,349	Wells Fargo & Co.	5,922,164

		33,470,354

	Beverages — 1.9%
127,607	Coca-Cola Enterprises, Inc.	5,799,738
95,853	Dr Pepper Snapple Group, Inc.	5,632,322

		11,432,060

	Biotechnology — 3.1%
33,421	Amgen, Inc.	4,257,501
30,184	Celgene Corp.[1]	2,630,536
61,035	Gilead Sciences, Inc.[1]	5,587,754
66,804	United Therapeutics Corp.[1,2]	6,075,156

		18,550,947

	Capital Markets — 4.8%
48,878	Ameriprise Financial, Inc.	5,845,809
211,319	Charles Schwab Corp. (The)	5,864,102

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Capital Markets — (Continued)

117,137	Lazard, Ltd. — Class A	$6,126,265
120,935	Legg Mason, Inc.	5,738,366
101,624	Waddell & Reed Financial, Inc. — Class A	5,364,731

		28,939,273

	Chemicals — 2.6%
66,731	Eastman Chemical Co.	5,257,068
58,366	LyondellBasell Industries N.V. — Class A	6,201,388
20,753	PPG Industries, Inc.	4,116,565

		15,575,021

	Communications Equipment — 1.5%
237,336	Cisco Systems, Inc.	5,987,987
167,516	Corning, Inc.	3,291,690

		9,279,677

	Consumer Finance — 1.0%
98,163	Discover Financial Services	5,993,833

	Containers & Packaging — 0.7%
113,971	Sonoco Products Co.	4,460,825

	Diversified Consumer Services — 1.0%
271,558	Service Corp. International	5,702,718

	Diversified Telecommunication Services — 1.1%
65,848	AT&T, Inc.	2,343,530
83,657	Verizon Communications, Inc.	4,217,986

		6,561,516

	Electric Utilities — 1.9%
185,508	Exelon Corp.	5,765,589
225,047	Great Plains Energy, Inc.	5,578,915

		11,344,504

	Electronic Equipment, Instruments & Components — 0.6%
57,177	TE Connectivity, Ltd.	3,538,685

	Energy Equipment & Services — 6.5%
83,395	Baker Hughes, Inc.	5,735,074
77,708	Halliburton Co.	5,361,075
31,156	Helmerich & Payne, Inc.	3,310,636
211,412	Nabors Industries, Ltd.	5,741,950

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

37,684	National Oilwell Varco, Inc.	$3,053,911
170,583	Patterson-UTI Energy, Inc.	5,859,526
47,881	Schlumberger, Ltd.	5,189,822
152,501	Superior Energy Services, Inc.	5,124,034

		39,376,028

	Food & Staples Retailing — 2.8%
75,659	CVS Caremark Corp.	5,777,321
118,245	Kroger Co. (The)	5,791,640
76,001	Walgreen Co.	5,226,589

		16,795,550

	Food Products — 0.9%
91,223	Kellogg Co.	5,457,872

	Health Care Equipment & Supplies — 1.6%
133,127	CareFusion Corp.[1]	5,829,631
36,927	Zimmer Holdings, Inc.	3,695,285

		9,524,916

	Health Care Providers & Services — 3.1%
71,000	Aetna, Inc.	5,504,630
30,827	Humana, Inc.	3,626,796
60,396	Omnicare, Inc.	3,774,750
54,381	WellPoint, Inc.	5,971,578

		18,877,754

	Hotels, Restaurants & Leisure — 0.9%
71,437	Wyndham Worldwide Corp.	5,397,065

	Household Products — 1.1%
24,795	Energizer Holdings, Inc.	2,845,474
33,969	Kimberly-Clark Corp.	3,528,360

		6,373,834

	Insurance — 3.3%
12,046	Allstate Corp. (The)	704,089
184,940	Genworth Financial, Inc. — Class A1	2,422,714
112,319	Marsh & McLennan Cos., Inc.	5,702,436
50,183	PartnerRe, Ltd.	5,237,098
116,736	Principal Financial Group, Inc.	5,799,444

		19,865,781

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 1.8%
117,326	eBay, Inc.[1]	$6,194,813
64,413	Facebook, Inc. — Class A1	4,679,604

		10,874,417

	IT Services — 5.5%
58,977	Accenture PLC — Class A	4,675,697
116,542	Amdocs, Ltd.	5,284,014
73,683	Automatic Data Processing, Inc.	5,991,165
116,120	Cognizant Technology Solutions Corp. — Class A1	5,695,686
93,417	Computer Sciences Corp.	5,828,287
138,053	Paychex, Inc.	5,661,553

		33,136,402

	Life Sciences Tools & Services — 1.0%
20,293	Covance, Inc.[1,2]	1,702,989
36,040	Thermo Fisher Scientific, Inc.	4,378,860

		6,081,849

	Machinery — 3.2%
37,293	Cummins, Inc.	5,198,271
64,380	Danaher Corp.	4,756,394
80,373	Oshkosh Corp.	3,714,840
130,846	Trinity Industries, Inc.	5,710,120

		19,379,625

	Media — 3.1%
84,254	Comcast Corp. — Class A	4,526,967
62,974	Disney (Walt) Co.	5,408,207
71,452	Gannett Co., Inc.	2,337,910
77,483	Time Warner, Inc.	6,432,639

		18,705,723

	Multi-line Retail — 0.8%
86,440	Macy’s, Inc.	4,995,368

	Multi-Utilities — 0.7%
150,457	CMS Energy Corp.	4,352,721

	Oil, Gas & Consumable Fuels — 5.2%
43,092	Chevron Corp.	5,569,210
50,893	ConocoPhillips	4,198,673
58,771	Exxon Mobil Corp.	5,814,803
18,854	Marathon Petroleum Corp.	1,573,932

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

60,764	Phillips 66	$4,928,568
94,199	Tesoro Corp.	5,797,006
70,536	Valero Energy Corp.	3,583,229

		31,465,421

	Pharmaceuticals — 3.6%
33,580	Allergan, Inc.	5,569,579
95,302	Eli Lilly & Co.	5,819,140
112,112	Mylan, Inc.[1]	5,534,970
167,649	Pfizer, Inc.	4,811,526

		21,735,215

	Professional Services — 1.8%
66,065	Manpowergroup, Inc.	5,145,803
120,108	Robert Half International, Inc.	5,843,254

		10,989,057

	Real Estate Investment Trusts — 3.2%
67,582	Hospitality Properties Trust	1,930,818
252,162	Kimco Realty Corp.	5,643,385
161,992	Omega Healthcare Investors, Inc.	5,919,188
181,055	Weingarten Realty Investors	5,958,520

		19,451,911

	Semiconductors & Semiconductor Equipment — 3.8%
334,217	Marvell Technology Group, Ltd.	4,458,455
316,579	NVIDIA Corp.	5,540,132
132,082	Skyworks Solutions, Inc.	6,704,482
164,575	SunPower Corp.[1,2]	6,044,840

		22,747,909

	Software — 5.1%
272,431	Activision Blizzard, Inc.	6,097,006
140,976	CA, Inc.	4,071,387
46,719	Jack Henry & Associates, Inc.	2,726,054
132,960	Microsoft Corp.	5,738,553
143,322	Oracle Corp.	5,788,775
268,289	Symantec Corp.	6,347,718

		30,769,493

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 2.4%
108,793	Foot Locker, Inc.	$5,170,931
109,583	Gap, Inc. (The)	4,395,374
60,722	Home Depot, Inc.	4,909,374

		14,475,679

	Technology Hardware, Storage & Peripherals — 2.4%
137,953	Hewlett-Packard Co.	4,912,506
104,438	NetApp, Inc.	4,056,372
57,317	Western Digital Corp.	5,721,956

		14,690,834

	Tobacco — 0.9%
134,589	Altria Industrial Motion Corp.	5,464,313

	TOTAL COMMON STOCKS (Cost $513,276,270)	599,296,909

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$3,548,058	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $3,548,059, due 8/1/14, (collateralized by a FNMA security with a par value of $3,532,535, coupon rate of 3.000%, due 11/25/40, market value of $3,620,488)	3,548,058

	TOTAL REPURCHASE AGREEMENT (Cost $3,548,058)	3,548,058

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.9%
11,734,814	State Street Navigator Securities Lending Prime Portfolio	11,734,814

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,734,814)	11,734,814

TOTAL INVESTMENTS (Cost $528,559,142)[3]	102.0%	$614,579,781
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(12,330,394)

NET ASSETS	100.0%	$602,249,387

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $528,904,976.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 100.1%

	Aerospace & Defense — 5.1%
61,472	Boeing Co. (The)	$7,406,147
82,932	Honeywell International, Inc.	7,615,645
21,375	Huntington Ingalls Industries, Inc.	1,943,415
38,947	United Technologies Corp.	4,095,277

		21,060,484

	Airlines — 2.2%
155,838	Alaska Air Group, Inc.	6,852,197
73,821	Southwest Airlines Co.	2,087,658

		8,939,855

	Auto Components — 1.8%
27,988	BorgWarner, Inc.	1,742,253
14,184	Delphi Automotive PLC	947,491
157,823	Gentex Corp.	4,561,085

		7,250,829

	Beverages — 3.5%
161,180	Coca-Cola Enterprises, Inc.	7,325,631
121,248	Dr Pepper Snapple Group, Inc.	7,124,532

		14,450,163

	Biotechnology — 5.1%
68,576	Amgen, Inc.	8,735,896
46,598	Celgene Corp.[1]	4,061,016
88,333	United Therapeutics Corp.[1]	8,033,003

		20,829,915

	Capital Markets — 3.9%
66,274	Ameriprise Financial, Inc.	7,926,370
73,430	Franklin Resources, Inc.	3,976,235
78,746	Waddell & Reed Financial, Inc. — Class A	4,157,001

		16,059,606

	Chemicals — 1.1%
49,269	Celanese Corp. — Class A	2,867,948
21,720	Eastman Chemical Co.	1,711,102

		4,579,050

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.8%
176,100	Avery Dennison Corp.	$8,313,681
119,488	Pitney Bowes, Inc.	3,233,345

		11,547,026

	Communications Equipment — 1.7%
23,537	F5 Networks, Inc.[1]	2,650,031
58,524	Qualcomm, Inc.	4,313,219

		6,963,250

	Containers & Packaging — 1.0%
65,186	Packaging Corp. of America	4,312,706

	Diversified Consumer Services — 1.1%
208,778	Service Corp. International	4,384,338

	Diversified Telecommunication Services — 1.1%
92,205	Verizon Communications, Inc.	4,648,976

	Energy Equipment & Services — 6.9%
87,325	Cameron International Corp.[1]	6,192,216
68,911	FMC Technologies, Inc.[1]	4,189,789
105,002	Halliburton Co.	7,244,088
112,533	Patterson-UTI Energy, Inc.	3,865,508
65,608	Schlumberger, Ltd.	7,111,251

		28,602,852

	Food & Staples Retailing — 3.3%
150,101	Kroger Co. (The)	7,351,947
90,597	Walgreen Co.	6,230,356

		13,582,303

	Food Products — 0.5%
37,106	Kraft Foods Group, Inc.	1,988,325

	Health Care Equipment & Supplies — 2.0%
55,193	CR Bard, Inc.	8,236,451

	Health Care Providers & Services — 1.8%
36,796	Centene Corp.[1]	2,652,624
25,706	McKesson Corp.	4,931,953

		7,584,577

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.2%
54,252	Brinker International, Inc.	$2,432,660
33,312	Wyndham Worldwide Corp.	2,516,721

		4,949,381

	Insurance — 1.1%
89,302	Marsh & McLennan Cos., Inc.	4,533,863

	Internet Software & Services — 5.3%
92,980	Akamai Technologies, Inc.[1]	5,487,680
151,654	eBay, Inc.[1]	8,007,331
113,539	Facebook, Inc. — Class A1	8,248,608

		21,743,619

	IT Services — 9.0%
78,336	Accenture PLC — Class A	6,210,478
94,575	Automatic Data Processing, Inc.	7,689,893
165,486	Cognizant Technology Solutions Corp. — Class A1	8,117,089
39,708	Global Payments, Inc.	2,750,573
120,722	Paychex, Inc.	4,950,809
36,076	Visa, Inc. — Class A	7,612,397

		37,331,239

	Life Sciences Tools & Services — 1.9%
91,697	Covance, Inc.[1]	7,695,212

	Machinery — 2.2%
51,641	Cummins, Inc.	7,198,239
44,837	Trinity Industries, Inc.	1,956,687

		9,154,926

	Media — 4.6%
117,071	Comcast Corp. — Class A	6,290,225
70,312	DIRECTV[1]	6,050,347
166,330	Interpublic Group of Cos., Inc. (The)	3,278,364
24,146	Time Warner Cable, Inc.	3,503,585

		19,122,521

	Multi-line Retail — 2.6%
52,245	Dollar General Corp.[1]	2,885,491
133,267	Macy’s, Inc.	7,701,500

		10,586,991

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 0.8%
73,454	World Fuel Services Corp.	$3,154,849

	Pharmaceuticals — 1.7%
42,725	Allergan, Inc.	7,086,368

	Professional Services — 1.1%
95,254	Robert Half International, Inc.	4,634,107

	Real Estate Investment Trusts — 2.0%
226,834	Omega Healthcare Investors, Inc.	8,288,514

	Road & Rail — 0.7%
30,254	Union Pacific Corp.	2,974,271

	Semiconductors & Semiconductor Equipment — 4.1%
62,697	Broadcom Corp. — Class A	2,398,788
686,170	ON Semiconductor Corp.[1]	5,873,615
166,945	Skyworks Solutions, Inc.	8,474,128

		16,746,531

	Software — 5.0%
79,756	Citrix Systems, Inc.[1]	5,401,874
164,650	Microsoft Corp.	7,106,294
205,159	Oracle Corp.	8,286,372

		20,794,540

	Specialty Retail — 4.3%
191,129	Gap, Inc. (The)	7,666,184
88,882	Home Depot, Inc.	7,186,110
8,330	O’Reilly Automotive, Inc.[1]	1,249,500
10,465	PetSmart, Inc.	713,085
20,230	TJX Cos., Inc. (The)	1,078,057

		17,892,936

	Technology Hardware, Storage & Peripherals — 5.0%
77,496	Apple, Inc.	7,406,293
102,555	EMC Corp.	3,004,861
128,688	NetApp, Inc.	4,998,242
58,611	SanDisk Corp.	5,375,215

		20,784,611

	Textiles, Apparel & Luxury Goods — 0.4%
24,355	VF Corp.	1,492,231

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 2.2%
175,971	Altria Industrial Motion Corp.	$7,144,423
34,267	Reynolds American, Inc.	1,913,813

		9,058,236

	TOTAL COMMON STOCKS (Cost $362,319,652)	413,045,652

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$4,635,219	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $4,635,220, due 8/1/14, (collateralized by a FNMA security with a par value of $4,613,687, coupon rate of 3.000%, due 11/25/40, market value of $4,728,559)	4,635,219

	TOTAL REPURCHASE AGREEMENT (Cost $4,635,219)	4,635,219

TOTAL INVESTMENTS (Cost $366,954,871)[2]	101.2%	$417,680,871
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(4,829,437)

NET ASSETS	100.0%	$412,851,434

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $367,053,202.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 93.0%

	Aerospace & Defense — 3.9%
6,620	AAR Corp.	$178,078
9,700	Curtiss-Wright Corp.[1]	616,047
45,968	Exelis, Inc.	774,101
5,860	General Dynamics Corp.	684,272
6,560	L-3 Communications Holdings, Inc.	688,538
4,520	Northrop Grumman Corp.	557,180
7,700	Raytheon Co.	698,929

		4,197,145

	Air Freight & Logistics — 0.3%
7,270	Expeditors International of Washington, Inc.[1]	313,919

	Airlines — 1.0%
38,780	Southwest Airlines Co.[1]	1,096,698

	Auto Components — 0.9%
4,540	Delphi Automotive PLC	303,272
24,200	Gentex Corp.[1]	699,380

		1,002,652

	Automobiles — 0.2%
5,748	General Motors Co.	194,397

	Banks — 7.0%
15,810	East West Bancorp, Inc.	538,489
33,660	Fifth Third Bancorp[1]	689,357
51,203	First Midwest Bancorp, Inc.	829,489
35,967	Hanmi Financial Corp.	759,623
71,620	Huntington Bancshares, Inc.	703,308
77,800	KeyCorp	1,053,412
36,220	PrivateBancorp, Inc.	1,043,136
104,300	Regions Financial Corp.	1,057,602
99,420	Wilshire Bancorp, Inc.	936,536

		7,610,952

	Beverages — 0.8%
18,280	Coca-Cola Enterprises, Inc.	830,826

	Biotechnology — 0.5%
17,100	Acorda Therapeutics, Inc.[2]	500,517

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 1.6%
8,420	Ameriprise Financial, Inc.[1]	$1,007,032
20,520	SEI Investments Co.[1]	735,026

		1,742,058

	Chemicals — 2.6%
26,820	A Schulman, Inc.	1,065,827
20,680	Dow Chemical Co. (The)	1,056,128
11,620	Minerals Technologies, Inc.	674,773

		2,796,728

	Commercial Services & Supplies — 1.2%
5,500	Deluxe Corp.[1]	302,555
36,900	Pitney Bowes, Inc.[1]	998,514

		1,301,069

	Communications Equipment — 0.6%
24,000	Cisco Systems, Inc.	605,520

	Construction & Engineering — 1.4%
21,360	EMCOR Group, Inc.	874,265
20,040	Quanta Services, Inc.[2]	671,139

		1,545,404

	Consumer Finance — 0.6%
10,032	Discover Financial Services	612,554

	Containers & Packaging — 0.7%
10,720	Packaging Corp. of America	709,235

	Diversified Consumer Services — 1.3%
5,558	Capella Education Co.[1]	355,490
50,300	Service Corp. International[1]	1,056,300

		1,411,790

	Electric Utilities — 1.8%
32,200	Exelon Corp.[1]	1,000,776
40,220	Great Plains Energy, Inc.[1]	997,054

		1,997,830

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electrical Equipment — 1.8%
13,440	A. O. Smith Corp.	$627,648
20,160	AMETEK, Inc.	981,591
4,589	EnerSys[1]	291,080

		1,900,319

	Energy Equipment & Services — 6.0%
14,480	Baker Hughes, Inc.	995,789
8,100	Cameron International Corp.[2]	574,371
13,520	Halliburton Co.	932,745
12,020	National Oilwell Varco, Inc.	974,101
8,520	Oil States International, Inc.[2]	522,191
9,070	Schlumberger, Ltd.	983,097
14,960	Superior Energy Services, Inc.[1]	502,656
50,940	Tesco Corp.	994,349

		6,479,299

	Food & Staples Retailing — 3.0%
12,676	CVS Caremark Corp.	967,939
20,757	Kroger Co. (The)	1,016,678
16,500	SpartanNash Co.	345,840
13,809	Walgreen Co.	949,645

		3,280,102

	Food Products — 2.4%
21,593	Archer-Daniels-Midland Co.	1,001,915
8,100	J & J Snack Foods Corp.	729,729
24,280	Tyson Foods, Inc. — Class A1	903,459

		2,635,103

	Gas Utilities — 0.9%
20,100	New Jersey Resources Corp.[1]	1,026,708

	Health Care Equipment & Supplies — 1.9%
18,860	Align Technology, Inc.[1,2]	1,022,400
9,420	CareFusion Corp.[2]	412,502
7,195	Conmed Corp.	280,605
4,853	St Jude Medical, Inc.	316,367

		2,031,874

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 1.6%
11,700	Magellan Health, Inc.[1,2]	$673,920
16,120	Omnicare, Inc.[1]	1,007,500

		1,681,420

	Health Care Technology — 0.5%
18,280	Omnicell, Inc.[1,2]	500,872

	Hotels, Restaurants & Leisure — 2.6%
14,480	Brinker International, Inc.[1]	649,283
14,780	Cheesecake Factory, Inc. (The)[1]	633,766
14,340	Jack In The Box, Inc.	820,105
65,940	Ruth’s Hospitality Group, Inc.	748,419

		2,851,573

	Household Products — 0.7%
6,600	Energizer Holdings, Inc.	757,416

	Insurance — 3.5%
18,652	Lincoln National Corp.	977,178
63,325	Old Republic International Corp.[1]	911,247
19,420	Principal Financial Group, Inc.[1]	964,786
28,620	Unum Group[1]	982,524

		3,835,735

	Internet Software & Services — 0.9%
7,440	eBay, Inc.[2]	392,832
31,740	Perficient, Inc.[2]	539,263

		932,095

	IT Services — 6.1%
8,540	Accenture PLC — Class A1	677,051
22,325	Amdocs, Ltd.	1,012,215
12,400	Automatic Data Processing, Inc.	1,008,244
20,740	Cognizant Technology Solutions Corp. — Class A2	1,017,297
28,540	Genpact, Ltd.[1,2]	502,304
19,220	Paychex, Inc.[1]	788,212
60,660	Sapient Corp.[2]	895,342
42,280	Western Union Co. (The)[1]	738,632

		6,639,297

	Life Sciences Tools & Services — 1.0%
20,020	Charles River Laboratories International, Inc.[1,2]	1,085,284

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 3.1%
11,880	Danaher Corp.	$877,694
10,750	Illinois Tool Works, Inc.	885,478
16,320	Ingersoll-Rand PLC	959,453
14,490	Oshkosh Corp.	669,728

		3,392,353

	Media — 0.9%
19,100	Comcast Corp. — Class A	1,026,243

	Metals & Mining — 1.0%
5,920	Reliance Steel & Aluminum Co.	404,040
16,720	Worthington Industries, Inc.[1]	639,540

		1,043,580

	Multi-line Retail — 0.7%
13,440	Macy’s, Inc.	776,698

	Multi-Utilities — 3.4%
23,500	Ameren Corp.[1]	903,575
25,920	CMS Energy Corp.	749,866
32,440	MDU Resources Group, Inc.	1,022,184
28,925	Public Service Enterprise Group, Inc.[1]	1,017,292

		3,692,917

	Oil, Gas & Consumable Fuels — 2.9%
7,060	Anadarko Petroleum Corp.	754,361
9,140	Phillips 66	741,345
9,020	Tesoro Corp.[1]	555,091
21,020	Valero Energy Corp.	1,067,816

		3,118,613

	Pharmaceuticals — 0.8%
11,620	Lannett Co., Inc.[1,2]	390,548
17,120	Sagent Pharmaceuticals, Inc.[1,2]	436,218

		826,766

	Professional Services — 1.2%
3,738	Manpowergroup, Inc.	291,153
20,880	Robert Half International, Inc.	1,015,812

		1,306,965

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 7.4%
21,460	Apartment Investment & Management Co. — Class A	$733,503
48,040	Brandywine Realty Trust	747,022
67,280	Capstead Mortgage Corp.[1]	863,875
53,900	CBL & Associates Properties, Inc.[1]	1,007,930
22,060	Coresite Realty Corp.[1]	720,480
17,820	Corporate Office Properties Trust[1]	505,553
66,757	Cousins Properties, Inc.	826,452
18,800	Equity Commonwealth	504,968
15,100	Equity Lifestyle Properties, Inc.	668,779
23,100	Government Properties Income Trust[1]	539,385
29,180	Hospitality Properties Trust	833,672

		7,951,619

	Road & Rail — 0.4%
14,960	ArcBest Corp.	474,681

	Semiconductors & Semiconductor Equipment — 2.2%
14,740	Altera Corp.	482,293
27,160	Intel Corp.	920,452
73,360	Marvell Technology Group, Ltd.	978,623

		2,381,368

	Software — 1.3%
25,213	Oracle Corp.	1,018,353
20,580	TIBCO Software, Inc.[1,2]	397,194

		1,415,547

	Specialty Retail — 3.3%
18,027	Foot Locker, Inc.	856,823
10,560	GameStop Corp. — Class A1	443,203
23,540	Gap, Inc. (The)[1]	944,190
3,680	Home Depot, Inc.[1]	297,528
18,680	TJX Cos., Inc. (The)	995,457

		3,537,201

	Technology Hardware, Storage & Peripherals — 2.4%
30,683	EMC Corp.	899,012
24,640	Hewlett-Packard Co.	877,430
83,971	QLogic Corp.[1,2]	764,136

		2,540,578

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 1.5%
4,620	Hanesbrands, Inc.	$451,420
24,000	Steven Madden, Ltd.[1,2]	764,400
7,280	VF Corp.	446,046

		1,661,866

	Thrifts & Mortgage Finance — 1.2%
29,720	Provident Financial Services, Inc.	496,621
38,101	Washington Federal, Inc.[1]	798,598

		1,295,219

	TOTAL COMMON STOCKS (Cost $94,659,631)	100,548,605

Face
Amount

REPURCHASE AGREEMENT* — 4.9%
$5,293,976	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $5,293,977, due 8/1/14, (collateralized by a FNMA security with a par value of $5,269,895, coupon rate of 3.000%, due 11/25/40, market value of $5,401,105)	5,293,976

	TOTAL REPURCHASE AGREEMENTS (Cost $5,293,976)	5,293,976

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 27.2%
29,386,837	State Street Navigator Securities Lending Prime Portfolio	29,386,837

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $29,386,837)	29,386,837

TOTAL LONG INVESTMENTS (Cost $129,340,444)	125.1%	$135,229,418

COMMON STOCKS SOLD SHORT* — (61.8)%

	Aerospace & Defense — (1.6)%
(5,040)	TransDigm Group, Inc.	(846,317)
(14,660)	Triumph Group, Inc.	(928,711)

		(1,775,028)

	Banks — (4.7)%
(23,060)	CIT Group, Inc.	(1,132,477)
(11,060)	City National Corp.	(832,265)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (Continued)

(14,800)	First Republic Bank	$(691,456)
(8,600)	Signature Bank[2]	(983,754)
(37,040)	TCF Financial Corp.	(585,602)
(16,490)	Texas Capital Bancshares, Inc.[2]	(858,304)

		(5,083,858)

	Beverages — (0.7)%
(8,980)	Brown-Forman Corp. — Class B	(778,117)

	Building Products — (2.6)%
(49,960)	NCI Building Systems, Inc.[2]	(837,330)
(38,720)	Trex Co., Inc.[2]	(1,089,968)
(31,540)	USG Corp.[2]	(834,233)

		(2,761,531)

	Capital Markets — (1.8)%
(18,900)	Greenhill & Co., Inc.	(865,053)
(21,280)	Raymond James Financial, Inc.	(1,084,216)

		(1,949,269)

	Chemicals — (1.7)%
(16,468)	Balchem Corp.	(823,400)
(12,600)	Rockwood Holdings, Inc.	(994,644)

		(1,818,044)

	Commercial Services & Supplies — (0.8)%
(14,280)	Clean Harbors, Inc.[2]	(822,956)

	Communications Equipment — (0.8)%
(14,570)	Viasat, Inc.[2]	(851,908)

	Construction Materials — (0.7)%
(8,140)	Eagle Materials, Inc.	(739,275)

	Electric Utilities — (0.5)%
(16,520)	ITC Holdings Corp.	(596,372)

	Electrical Equipment — (0.8)%
(24,180)	Franklin Electric Co., Inc.	(886,197)

	Energy Equipment & Services — (0.8)%
(12,740)	Bristow Group, Inc.	(909,254)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food & Staples Retailing — (2.3)%
(13,860)	Casey’s General Stores, Inc.	$(917,116)
(8,400)	Costco Wholesale Corp.	(987,336)
(7,640)	Pricesmart, Inc.	(628,772)

		(2,533,224)

	Food Products — (1.6)%
(11,180)	Hershey Co. (The)	(985,517)
(11,120)	McCormick & Co., Inc.	(731,474)

		(1,716,991)

	Gas Utilities — (2.5)%
(15,800)	Oneok, Inc.	(1,017,994)
(41,340)	Questar Corp.	(919,402)
(15,234)	South Jersey Industries, Inc.	(816,085)

		(2,753,481)

	Health Care Equipment & Supplies — (1.0)%
(29,427)	Haemonetics Corp.[2]	(1,046,718)

	Health Care Providers & Services — (1.1)%
(21,700)	Tenet Healthcare Corp.[2]	(1,145,109)

	Hotels, Restaurants & Leisure — (4.7)%
(22,733)	Bob Evans Farms, Inc.	(1,080,045)
(15,920)	Choice Hotels International, Inc.	(746,489)
(2,000)	Churchill Downs, Inc.	(173,000)
(30,580)	International Speedway Corp. — Class A	(927,186)
(7,108)	Panera Bread Co. — Class A2	(1,047,008)
(48,809)	Pinnacle Entertainment, Inc.[2]	(1,064,036)

		(5,037,764)

	Household Durables — (0.8)%
(23,600)	Meritage Homes Corp.[2]	(903,880)

	Household Products — (0.9)%
(10,800)	Clorox Co. (The)	(938,196)

	Industrial Conglomerates — (0.8)%
(31,980)	Raven Industries, Inc.	(891,283)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (1.7)%
(19,060)	Loews Corp.	$(802,998)
(1,600)	Markel Corp.[2]	(1,011,376)

		(1,814,374)

	Internet & Catalog Retail — (0.6)%
(2,020)	Amazon.Com, Inc.[2]	(632,240)

	Internet Software & Services — (1.8)%
(21,800)	DealerTrack Holdings, Inc.[2]	(819,026)
(5,020)	Equinix, Inc.[2]	(1,076,890)

		(1,895,916)

	Machinery — (0.6)%
(11,640)	RBC Bearings, Inc.	(645,787)

	Media — (1.0)%
(15,922)	Morningstar, Inc.	(1,079,671)

	Multi-Utilities — (2.7)%
(41,597)	Centerpoint Energy, Inc.	(1,011,639)
(13,960)	Dominion Resources, Inc.	(944,255)
(9,840)	Sempra Energy	(981,146)

		(2,937,040)

	Oil, Gas & Consumable Fuels — (2.6)%
(14,820)	Cheniere Energy, Inc.[2]	(1,048,663)
(15,560)	Gulfport Energy Corp.[2]	(831,060)
(12,120)	Range Resources Corp.	(916,151)

		(2,795,874)

	Pharmaceuticals — (1.0)%
(7,310)	Perrigo Co. PLC	(1,099,789)

	Professional Services — (1.7)%
(19,320)	Advisory Board Co. (The)[2]	(968,705)
(6,000)	CoStar Group, Inc.[2]	(862,380)

		(1,831,085)

	Real Estate Investment Trusts — (5.9)%
(24,840)	American Campus Communities, Inc.	(966,773)
(7,320)	AvalonBay Communities, Inc.	(1,083,946)
(13,620)	Camden Property Trust	(985,543)
(8,260)	Federal Realty Investment Trust	(1,008,546)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (Continued)

(15,040)	Health Care REIT, Inc.	$(956,995)
(7,520)	Plum Creek Timber Co., Inc.	(311,102)
(6,240)	Simon Property Group, Inc.	(1,049,506)

		(6,362,411)

	Real Estate Management & Development — (0.9)%
(24,180)	Alexander & Baldwin, Inc.	(922,951)

	Road & Rail — (0.7)%
(37,860)	Celadon Group, Inc.	(804,146)

	Software — (2.0)%
(11,720)	Concur Technologies, Inc.[2]	(1,089,491)
(7,780)	Ultimate Software Group, Inc.[2]	(1,049,600)

		(2,139,091)

	Specialty Retail — (1.7)%
(3,840)	Sherwin-Williams Co. (The)	(791,923)
(17,460)	Tractor Supply Co.	(1,085,488)

		(1,877,411)

	Technology Hardware, Storage & Peripherals — (1.0)%
(10,820)	Stratasys, Ltd.[2]	(1,087,843)

	Textiles, Apparel & Luxury Goods — (0.6)%
(11,020)	Oxford Industries, Inc.	(656,461)

	Thrifts & Mortgage Finance — (0.2)%
(7,260)	Ocwen Financial Corp.[2]	(219,034)

	Trading Companies & Distributors — (1.0)%
(9,800)	United Rentals, Inc.[2]	(1,037,820)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Water and Sewer — (0.9)%
(42,540)	Aqua America, Inc.	$(1,011,601)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(69,024,538))	(66,789,000)

TOTAL SHORT INVESTMENTS (Proceeds $(69,024,538))	(61.8)%	$(66,789,000)

TOTAL INVESTMENTS (Cost $60,315,906)[3]	63.3%	$68,440,418
OTHER ASSETS IN EXCESS OF LIABILITIES	36.7	39,599,394

NET ASSETS	100.0%	$108,039,812

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $60,785,708.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 126.8%

	Aerospace & Defense — 5.1%
29,600	Exelis, Inc.	$498,464
4,860	General Dynamics Corp.	567,502
3,970	L-3 Communications Holdings, Inc.	416,691
6,659	Northrop Grumman Corp.[1]	820,855
7,912	Raytheon Co.	718,173

		3,021,685

	Air Freight & Logistics — 0.4%
5,520	Expeditors International of Washington, Inc.[2]	238,354

	Airlines — 1.7%
35,505	Southwest Airlines Co.[1,2]	1,004,081

	Auto Components — 2.8%
22,940	Dana Holding Corp.[2]	513,397
6,320	Delphi Automotive PLC	422,176
24,920	Gentex Corp.[2]	720,188

		1,655,761

	Automobiles — 0.3%
4,780	General Motors Co.[1]	161,660

	Banks — 5.3%
24,435	Fifth Third Bancorp[1,2]	500,429
25,500	Hanmi Financial Corp.	538,560
55,200	KeyCorp[1]	747,408
64,960	Regions Financial Corp.	658,694
73,240	Wilshire Bancorp, Inc.	689,921

		3,135,012

	Beverages — 1.6%
13,157	Coca-Cola Enterprises, Inc.	597,985
4,372	Constellation Brands, Inc.[3]	364,013

		961,998

	Capital Markets — 3.4%
6,480	Ameriprise Financial, Inc.[1,2]	775,008
9,000	Invesco, Ltd.	338,670
24,620	SEI Investments Co.[1]	881,888

		1,995,566

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.3%
6,285	LyondellBasell Industries N.V. — Class A	$667,781
11,840	Minerals Technologies, Inc.	687,549

		1,355,330

	Commercial Services & Supplies — 1.8%
7,280	Avery Dennison Corp.	343,689
27,440	Pitney Bowes, Inc.[2]	742,526

		1,086,215

	Communications Equipment — 2.1%
23,675	Cisco Systems, Inc.	597,320
33,234	Corning, Inc.[1,2]	653,048

		1,250,368

	Construction & Engineering — 1.4%
12,500	EMCOR Group, Inc.	511,625
10,040	Quanta Services, Inc.[2,3]	336,240

		847,865

	Consumer Finance — 1.3%
12,740	Discover Financial Services[1]	777,904

	Containers & Packaging — 2.2%
17,560	Owens-Illinois, Inc.[3]	547,696
6,848	Packaging Corp. of America	453,064
8,380	Sealed Air Corp.[2]	269,166

		1,269,926

	Diversified Consumer Services — 1.3%
37,540	Service Corp. International[2]	788,340

	Diversified Telecommunication Services — 0.4%
4,620	Verizon Communications, Inc.	232,940

	Electric Utilities — 2.1%
8,760	Entergy Corp.[2]	637,991
18,900	Exelon Corp.[2]	587,412

		1,225,403

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electrical Equipment — 1.7%
11,680	AMETEK, Inc.	$568,699
7,295	EnerSys[1,2]	462,722

		1,031,421

	Energy Equipment & Services — 7.1%
9,110	Baker Hughes, Inc.	626,495
8,020	Halliburton Co.	553,300
9,880	Matrix Service Co.[3]	265,278
28,600	Nabors Industries, Ltd.[1,2]	776,776
5,980	National Oilwell Varco, Inc.	484,619
5,799	Oceaneering International, Inc.[1,2]	393,810
12,880	Patterson-UTI Energy, Inc.	442,428
5,813	Schlumberger, Ltd.	630,071

		4,172,777

	Food & Staples Retailing — 3.8%
9,650	CVS Caremark Corp.	736,874
15,395	Kroger Co. (The)[1]	754,047
10,540	Walgreen Co.[1]	724,836

		2,215,757

	Food Products — 3.5%
16,420	Archer-Daniels-Midland Co.[1]	761,888
5,570	J & J Snack Foods Corp.	501,801
21,542	Tyson Foods, Inc. — Class A1,2	801,578

		2,065,267

	Gas Utilities — 1.0%
12,640	UGI Corp.[1,2]	613,546

	Health Care Equipment & Supplies — 2.4%
18,300	CareFusion Corp.[1,3]	801,357
15,140	Hill-Rom Holdings, Inc.[1,2]	596,516

		1,397,873

	Health Care Providers & Services — 3.3%
7,806	Aetna, Inc.[1]	605,199
12,140	Omnicare, Inc.[1]	758,750
5,340	WellPoint, Inc.[1]	586,386

		1,950,335

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 1.0%
21,385	Omnicell, Inc.[3]	$585,949

	Hotels, Restaurants & Leisure — 0.9%
6,787	Wyndham Worldwide Corp.[1]	512,758

	Household Products — 0.8%
4,018	Energizer Holdings, Inc.	461,106

	Insurance — 5.6%
43,360	Genworth Financial, Inc. — Class A3	568,016
8,450	HCI Group, Inc.[2]	337,155
12,294	Lincoln National Corp.[2]	644,082
32,520	Old Republic International Corp.[2]	467,963
15,400	Principal Financial Group, Inc.[2]	765,072
14,760	Unum Group	506,711

		3,288,999

	Internet Software & Services — 1.3%
14,320	eBay, Inc.[3]	756,096

	IT Services — 7.6%
6,640	Accenture PLC — Class A2	526,419
15,460	Amdocs, Ltd.[1]	700,957
7,020	Automatic Data Processing, Inc.[1]	570,796
13,778	Cognizant Technology Solutions Corp. — Class A1,2,3	675,811
42,040	Genpact, Ltd.[2,3]	739,904
14,220	Paychex, Inc.	583,162
8,540	Total System Services, Inc.[1,2]	273,280
23,160	Western Union Co. (The)[2]	404,605

		4,474,934

	Life Sciences Tools & Services — 3.8%
3,000	Agilent Technologies, Inc.[1]	168,270
14,620	Charles River Laboratories International, Inc.[2,3]	792,550
9,240	Parexel International Corp.[1,2,3]	494,895
16,840	PerkinElmer, Inc.[2]	778,345

		2,234,060

	Machinery — 5.2%
7,414	Danaher Corp.	547,746
5,800	IDEX Corp.[1,2]	439,756
7,000	Illinois Tool Works, Inc.	576,590

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — (Continued)

9,195	Ingersoll-Rand PLC	$540,574
24,760	Mueller Industries, Inc.[2]	689,071
6,240	Oshkosh Corp.	288,413

		3,082,150

	Media — 3.4%
13,940	Comcast Corp. — Class A1	748,996
15,100	Gannett Co., Inc.	494,072
10,640	Omnicom Group, Inc.[2]	744,694

		1,987,762

	Metals & Mining — 0.7%
5,980	Reliance Steel & Aluminum Co.	408,135

	Multi-line Retail — 1.3%
13,060	Macy’s, Inc.	754,737

	Multi-Utilities — 1.8%
12,301	Ameren Corp.[2]	472,974
16,560	Public Service Enterprise Group, Inc.[2]	582,415

		1,055,389

	Oil, Gas & Consumable Fuels — 4.5%
15,000	Cloud Peak Energy, Inc.[1,2,3]	232,200
11,100	HollyFrontier Corp.[2]	521,811
18,040	PBF Energy, Inc. — Class A	488,884
9,837	Tesoro Corp.[1,2]	605,369
15,840	Valero Energy Corp.[1]	804,672

		2,652,936

	Paper & Forest Products — 0.6%
15,320	PH Glatfelter Co.	364,616

	Pharmaceuticals — 2.5%
2,079	Allergan, Inc.[1]	344,823
19,360	Lannett Co., Inc.[2,3]	650,689
18,560	Sagent Pharmaceuticals, Inc.[2,3]	472,909

		1,468,421

	Professional Services — 0.8%
6,098	Manpowergroup, Inc.[1]	474,973

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 9.3%
17,900	Apartment Investment & Management Co. — Class A	$611,822
26,620	Brandywine Realty Trust	413,941
43,420	Capstead Mortgage Corp.[2]	557,513
26,500	Corporate Office Properties Trust	751,805
42,847	Cousins Properties, Inc.[1]	530,446
27,760	Equity Commonwealth	745,633
17,351	Hospitality Properties Trust	495,718
66,300	Lexington Realty Trust	725,322
87,760	RAIT Financial Trust[2]	675,752

		5,507,952

	Semiconductors & Semiconductor Equipment — 4.2%
20,485	Intel Corp.	694,237
51,188	Marvell Technology Group, Ltd.	682,848
37,980	NVIDIA Corp.[1,2]	664,650
52,710	ON Semiconductor Corp.[3]	451,197

		2,492,932

	Software — 2.6%
13,060	Jack Henry & Associates, Inc.[1]	762,051
19,780	Oracle Corp.[1]	798,914

		1,560,965

	Specialty Retail — 5.2%
12,640	Foot Locker, Inc.	600,779
15,440	GameStop Corp. — Class A2	648,017
17,900	Gap, Inc. (The)[2]	717,969
6,300	Home Depot, Inc.[2]	509,355
11,400	TJX Cos., Inc. (The)	607,506

		3,083,626

	Technology Hardware, Storage & Peripherals — 3.2%
21,045	EMC Corp.	616,618
19,542	Hewlett-Packard Co.[1]	695,891
61,100	QLogic Corp.[2,3]	556,010

		1,868,519

	Textiles, Apparel & Luxury Goods — 1.2%
21,860	Steven Madden, Ltd.[2,3]	696,241

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 1.0%
27,300	Washington Federal, Inc.	$572,208

	TOTAL COMMON STOCKS (Cost $63,823,153)	74,800,848

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$675,223	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $675,223, due 8/1/14, (collateralized by a FNMA security with a par value of $673,552, coupon rate of 3.000%, due 11/25/40, market value of $690,322)	675,223

	TOTAL REPURCHASE AGREEMENT (Cost $675,223)	675,223

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.4%
2,010,294	State Street Navigator Securities Lending Prime Portfolio	2,010,294

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,010,294)	2,010,294

TOTAL LONG INVESTMENTS (Cost $66,508,670)	131.3%	$77,486,365

COMMON STOCKS SOLD SHORT* — (27.6)%

	Aerospace & Defense — (0.6)%
(1,200)	TransDigm Group, Inc.	(201,504)
(2,680)	Triumph Group, Inc.	(169,778)

		(371,282)

	Banks — (0.7)%
(3,160)	CIT Group, Inc.	(155,187)
(2,020)	City National Corp.	(152,005)
(2,451)	First Republic Bank	(114,511)

		(421,703)

	Beverages — (0.4)%
(2,440)	Brown-Forman Corp. — Class B	(211,426)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Building Products — (0.9)%
(8,240)	Quanex Building Products Corp.	$(140,822)
(7,620)	Trex Co., Inc.[3]	(214,503)
(7,460)	USG Corp.[3]	(197,317)

		(552,642)

	Chemicals — (1.0)%
(2,160)	Airgas, Inc.	(230,947)
(3,980)	Balchem Corp.	(199,000)
(1,660)	Ecolab, Inc.	(180,160)

		(610,107)

	Commercial Services & Supplies — (0.3)%
(3,980)	G&K Services, Inc. — Class A	(191,398)

	Communications Equipment — (0.2)%
(2,167)	Viasat, Inc.[3]	(126,705)

	Diversified Consumer Services — (0.4)%
(5,620)	Bright Horizons Family Solutions, Inc.[3]	(233,623)

	Diversified Telecommunication Services — (0.4)%
(6,340)	Cogent Communications Holdings, Inc.	(220,061)

	Electric Utilities — (0.3)%
(4,700)	ITC Holdings Corp.	(169,670)

	Electrical Equipment — (0.7)%
(4,580)	Encore Wire Corp.	(192,085)
(5,720)	Franklin Electric Co., Inc.	(209,638)

		(401,723)

	Energy Equipment & Services — (0.3)%
(2,260)	Bristow Group, Inc.	(161,296)

	Food & Staples Retailing — (0.3)%
(1,480)	Costco Wholesale Corp.	(173,959)

	Food Products — (0.9)%
(9,200)	Darling Ingredients, Inc.[3]	(172,224)
(2,400)	Hershey Co. (The)	(211,560)
(2,520)	McCormick & Co., Inc.	(165,766)

		(549,550)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Gas Utilities — (0.5)%
(472)	ONE Gas, Inc.	$(17,001)
(7,340)	Questar Corp.	(163,242)
(2,127)	South Jersey Industries, Inc.	(113,943)

		(294,186)

	Health Care Equipment & Supplies — (0.6)%
(3,685)	Haemonetics Corp.[3]	(131,076)
(480)	Intuitive Surgical, Inc.[3]	(219,624)

		(350,700)

	Health Care Providers & Services — (0.3)%
(6,900)	Capital Senior Living Corp.[3]	(170,016)

	Hotels, Restaurants & Leisure — (1.7)%
(400)	Chipotle Mexican Grill, Inc.[3]	(269,000)
(3,480)	Choice Hotels International, Inc.	(163,177)
(2,520)	Churchill Downs, Inc.	(217,980)
(6,960)	International Speedway Corp. — Class A	(211,027)
(3,220)	Life Time Fitness, Inc.[3]	(126,707)

		(987,891)

	Household Durables — (0.8)%
(7,900)	MDC Holdings, Inc.	(213,063)
(3,280)	Meritage Homes Corp.[3]	(125,624)
(4,360)	Ryland Group, Inc. (The)	(139,956)

		(478,643)

	Household Products — (0.7)%
(1,980)	Clorox Co. (The)	(172,003)
(3,360)	Colgate-Palmolive Co.	(213,024)

		(385,027)

	Industrial Conglomerates — (0.4)%
(7,800)	Raven Industries, Inc.	(217,386)

	Insurance — (1.6)%
(2,843)	Arthur J Gallagher & Co.	(127,935)
(6,040)	Brown & Brown, Inc.	(185,911)
(4,640)	Cincinnati Financial Corp.	(213,533)
(4,760)	Loews Corp.	(200,539)
(360)	Markel Corp.[3]	(227,559)

		(955,477)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Internet Software & Services — (0.4)%
(3,180)	DealerTrack Holdings, Inc.[3]	$(119,473)
(626)	Equinix, Inc.[3]	(134,289)

		(253,762)

	IT Services — (0.4)%
(2,380)	WEX, Inc.[3]	(256,850)

	Leisure Equipment & Products — (0.3)%
(2,880)	Pool Corp.	(157,709)

	Machinery — (0.9)%
(2,820)	Middleby Corp. (The)[3]	(205,465)
(2,640)	RBC Bearings, Inc.	(146,467)
(2,520)	Tennant Co.	(183,834)

		(535,766)

	Media — (0.2)%
(2,100)	Morningstar, Inc.	(142,401)

	Metals & Mining — (0.3)%
(3,460)	Carpenter Technology Corp.	(187,325)

	Multi-line Retail — (0.5)%
(3,940)	Family Dollar Stores, Inc.	(294,515)

	Multi-Utilities — (1.0)%
(7,440)	Centerpoint Energy, Inc.	(180,941)
(3,020)	Dominion Resources, Inc.	(204,273)
(2,220)	Sempra Energy	(221,356)

		(606,570)

	Professional Services — (1.5)%
(4,580)	Advisory Board Co. (The)[3]	(229,641)
(3,320)	Barrett Business Services, Inc.	(189,506)
(3,860)	Corporate Executive Board Co. (The)	(239,590)
(1,820)	IHS, Inc. — Class A3	(239,093)

		(897,830)

	Real Estate Investment Trusts — (3.4)%
(5,380)	American Campus Communities, Inc.	(209,389)
(1,700)	AvalonBay Communities, Inc.	(251,736)
(3,400)	Camden Property Trust	(246,024)
(3,600)	Equity Residential Properties Trust	(232,740)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (Continued)

(1,960)	Federal Realty Investment Trust	$(239,316)
(3,520)	Health Care REIT, Inc.	(223,978)
(7,130)	NorthStar Realty Finance Corp.[3]	(114,793)
(1,420)	Simon Property Group, Inc.	(238,830)
(8,520)	UDR, Inc.	(247,762)

		(2,004,568)

	Real Estate Management & Development — (0.4)%
(5,720)	Alexander & Baldwin, Inc.	(218,332)

	Road & Rail — (0.6)%
(800)	Amerco, Inc.	(210,528)
(7,120)	Celadon Group, Inc.	(151,229)

		(361,757)

	Software — (0.5)%
(1,540)	Concur Technologies, Inc.[3]	(143,158)
(1,100)	Ultimate Software Group, Inc. (The)[3]	(148,401)

		(291,559)

	Specialty Retail — (1.1)%
(3,000)	L Brands, Inc.	(173,910)
(14,300)	MarineMax, Inc.[3]	(238,381)
(4,040)	Tractor Supply Co.	(251,167)

		(663,458)

	Technology Hardware, Storage & Peripherals — (0.2)%
(1,000)	Stratasys, Ltd.[3]	(100,540)

	Textiles, Apparel & Luxury Goods — (0.3)%
(2,440)	Oxford Industries, Inc.	(145,351)

	Trading Companies & Distributors — (0.4)%
(2,280)	United Rentals, Inc.[3]	(241,452)

	Water and Sewer — (0.8)%
(9,860)	Aqua America, Inc.	(234,471)
(10,140)	California Water Service Group	(230,888)

		(465,359)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Wireless Telecommunication Services — (0.4)%
(3,280)	Crown Castle International Corp.	$(243,310)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(16,891,335))	(16,302,885)

TOTAL SHORT INVESTMENTS (Proceeds $(16,891,335))	(27.6)%	$(16,302,885)

TOTAL INVESTMENTS (Cost $49,617,335)[4]	103.7%	$61,183,480
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.7)	(2,206,755)

NET ASSETS	100.0%	$58,976,725

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $2,116,493.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $49,802,420.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 3.1%
25,500	SPDR S&P 500 ETF Trust	$4,923,795
30,000	Vanguard S&P 500 ETF	5,308,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	10,232,595

Face
Amount

REPURCHASE AGREEMENT* — 9.4%
$30,473,264	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $30,473,272, due 8/1/14, (collateralized by a FHLMC security with a par value of $315,873, coupon rate of 3.500%, due 2/15/41, market value of $330,397, and by FNMA securities with a total par value of $29,974,230, coupon rates from 3.000% to 3.243%, due dates from 11/25/40 to 5/1/41, total market value of $30,754,531)	30,473,264

	TOTAL REPURCHASE AGREEMENT (Cost $30,473,264)	30,473,264

TOTAL INVESTMENTS (Cost $37,339,107)[1]	12.5%	$40,705,859
OTHER ASSETS IN EXCESS OF LIABILITIES	87.5	285,214,361

NET ASSETS[2]	100.0%	$325,920,220

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $37,339,107.
[2]	Cash in the amount of $289,062,500 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires August 2014 exercise price $1,925 Barclays Capital PLC	1,375	$(3,107,500)
S&P 500 Index
expires August 2014 exercise price $1,950 Barclays Capital PLC	125	(426,250)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(1,350,763))		$(3,533,750)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,350,763))		$(3,533,750)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 1.8%

	Air Freight & Logistics — 0.0%
560	Deutsche Post AG, Sponsored ADR	$17,892
1,257	Royal Mail PLC, Sponsored ADR	17,384

		35,276

	Auto Components — 0.0%
859	Denso Corp., ADR	20,006

	Automobiles — 0.1%
475	Bayerische Motoren Werke AG, Sponsored ADR	18,824
216	Daimler AG, Sponsored ADR	17,764
572	Honda Motor Co., Ltd., Sponsored ADR	19,952
166	Toyota Motor Corp., Sponsored ADR	19,586

		76,126

	Banks — 0.3%
633	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	19,781
1,603	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	19,701
1,969	Banco Santander SA, Sponsored ADR	19,631
1,361	Barclays PLC, Sponsored ADR	20,660
605	BNP Paribas SA, ADR	20,007
364	DBS Group Holdings, Ltd., Sponsored ADR	21,167
392	HSBC Holdings PLC, Sponsored ADR	20,929
3,279	Mitsubishi UFJ Financial Group, Inc., ADR	19,346
1,267	National Australia Bank, Ltd., Sponsored ADR	20,525
1,442	Nordea Bank AB, Sponsored ADR	19,294
2,372	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	19,522
529	United Overseas Bank, Ltd., Sponsored ADR	20,208
623	Westpac Banking Corp., Sponsored ADR	19,867

		260,638

	Beverages — 0.0%
175	Anheuser-Busch InBev N.V., Sponsored ADR	18,896
2,212	Coca-Cola Amatil, Ltd., Sponsored ADR	18,979

		37,875

	Building Products — 0.0%
150	Daikin Industries, Ltd., ADR	20,630

	Capital Markets — 0.0%
2,303	Daiwa Securities Group, Inc., Sponsored ADR	19,345

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 0.1%
1,294	Asahi Kasei Corp., ADR	$20,368
173	BASF SE, Sponsored ADR	17,862
609	Givaudan SA, ADR	19,908

		58,138

	Communications Equipment — 0.1%
2,703	Nokia OYJ, Sponsored ADR	21,435
1,706	Telefonaktiebolaget LM Ericsson, Sponsored ADR	21,205

		42,640

	Construction & Engineering — 0.0%
1,137	Vinci SA, Sponsored ADR	19,681

	Containers & Packaging — 0.0%
519	Amcor, Ltd., Sponsored ADR	20,036

	Diversified Financial Services — 0.1%
1,010	Hong Kong Exchanges and Clearing, Ltd., Sponsored ADR	22,321
1,446	ING Groep N.V., Sponsored ADR[1]	18,755
245	ORIX Corp., Sponsored ADR	19,950

		61,026

	Diversified Telecommunication Services — 0.1%
1,306	Orange SA, Sponsored ADR	20,321
1,191	Telefonica SA, Sponsored ADR	19,342
1,355	TeliaSonera AB, ADR	20,271

		59,934

	Electric Utilities — 0.0%
3,545	Enel SPA, ADR	20,029

	Electrical Equipment — 0.0%
790	Mitsubishi Electric Corp., Sponsored ADR	20,919

	Energy Equipment & Services — 0.0%
1,099	Subsea 7 SA, Sponsored ADR	18,408
424	Tenaris SA, ADR	18,220

		36,628

	Food & Staples Retailing — 0.0%
229	Seven & I Holdings Co., Ltd., ADR	19,087

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 0.1%
419	Aryzta AG, ADR[1]	$18,939
384	Associated British Foods PLC, Sponsored ADR	18,194
259	Nestle SA, Sponsored ADR	19,205
459	Unilever N.V.	18,878
439	Unilever PLC, Sponsored ADR	18,978

		94,194

	Health Care Equipment & Supplies — 0.1%
229	Smith & Nephew PLC, Sponsored ADR	19,710
1,080	Sysmex Corp., ADR	21,092

		40,802

	Hotels, Restaurants & Leisure — 0.1%
186	Sodexo, Sponsored ADR	18,520
878	William Hill PLC, ADR	20,958

		39,478

	Household Durables — 0.0%
1,431	Sekisui House, Ltd., Sponsored ADR	18,846

	Industrial Conglomerates — 0.1%
728	Hutchison Whampoa, Ltd., Sponsored ADR	19,707
1,157	Keppel Corp., Ltd., Sponsored ADR	20,363
156	Siemens AG, Sponsored ADR	19,269

		59,339

	Insurance — 0.1%
1,155	Allianz SE, ADR	19,260
835	AXA SA, Sponsored ADR	19,197
911	Muenchener Rueckversicherungs AG, ADR	19,326
790	Sampo OYJ, Sponsored ADR	19,592
657	Zurich Insurance Group AG, ADR[1]	19,092

		96,467

	IT Services — 0.0%
555	Cap Gemini SA, ADR	20,002

	Machinery — 0.0%
789	SKF AB, Sponsored ADR	18,849
1,452	Volvo AB, Sponsored ADR	17,845

		36,694

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 0.0%
331	British Sky Broadcasting Group PLC, Sponsored ADR	$19,695

	Metals & Mining — 0.1%
1,557	Anglo American PLC, ADR	20,942
295	BHP Billiton PLC, ADR	20,107
284	BHP Billiton, Ltd., Sponsored ADR	20,190
357	Rio Tinto PLC, Sponsored ADR	20,452

		81,691

	Multi-line Retail — 0.0%
1,367	Marks & Spencer Group PLC, ADR	19,835

	Multi-Utilities — 0.0%
990	E.ON SE, Sponsored ADR	18,582
267	National Grid PLC, Sponsored ADR	19,168

		37,750

	Oil, Gas & Consumable Fuels — 0.1%
955	BG Group PLC, Sponsored ADR	18,986
382	BP PLC, Sponsored ADR	18,707
373	Eni SPA, Sponsored ADR	18,948
231	Royal Dutch Shell PLC, ADR	19,898
659	Statoil ASA, Sponsored ADR	18,742
284	Total SA, Sponsored ADR	18,318

		113,599

	Personal Products — 0.0%
497	Kao Corp., Sponsored ADR	20,427

	Pharmaceuticals — 0.2%
1,501	Astellas Pharma, Inc., Sponsored ADR	20,504
268	AstraZeneca PLC, Sponsored ADR	19,508
143	Bayer AG, Sponsored ADR	18,830
1,083	Daiichi Sankyo Co., Ltd., Sponsored ADR	19,797
375	GlaxoSmithKline PLC, Sponsored ADR	18,139
223	Novartis AG, ADR	19,388
386	Sanofi, ADR	20,176
86	Shire PLC, ADR	21,199
867	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	19,819
376	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	20,116

		197,476

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 0.0%
506	Adecco SA, ADR[1]	$18,945

	Real Estate Investment Trusts — 0.0%
718	Unibail-Rodamco SE, Sponsored ADR	19,343

	Real Estate Management & Development — 0.1%
1,089	Cheung Kong Holdings, Ltd., ADR	20,724
940	Daiwa House Industry Co., Ltd., Sponsored ADR	19,091

		39,815

	Road & Rail — 0.0%
1,497	East Japan Railway Co., Sponsored ADR	19,985

	Specialty Retail — 0.0%
2,383	Hennes & Mauritz AB, Sponsored ADR	19,350

	Technology Hardware, Storage & Peripherals — 0.0%
616	Canon, Inc., Sponsored ADR	20,199

	Textiles, Apparel & Luxury Goods — 0.0%
1,971	Cie Financiere Richemont SA, Sponsored ADR	18,527
531	LVMH Moet Hennessy Louis Vuitton SA, Sponsored ADR	18,139

		36,666

	Tobacco — 0.0%
164	British American Tobacco PLC, Sponsored ADR	19,254

	Wireless Telecommunication Services — 0.0%
539	SoftBank Corp., ADR	19,409

	TOTAL COMMON STOCKS (Cost $1,964,350)	1,937,275

EXCHANGE-TRADED FUNDS — 66.7%
236,800	iShares MSCI EAFE Index Fund	15,768,512
1,284,586	Vanguard MSCI EAFE ETF	53,374,548

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,278,226)	69,143,060

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 3.5%
$3,614,525	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $3,614,526, due 8/1/14, (collateralized by a FHLMC security with a par value of $3,526,578, coupon rate of 3.500%, due 2/15/41, market value of $3,688,734)	$3,614,525

	TOTAL REPURCHASE AGREEMENT (Cost $3,614,525)	3,614,525

TOTAL INVESTMENTS (Cost $71,857,101)[2]	72.0%	$74,694,860
OTHER ASSETS IN EXCESS OF LIABILITIES	28.0	29,002,505

NET ASSETS[3]	100.0%	$103,697,365

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $72,167,557.
[3]	Cash in the amount of $29,288,948 is held as collateral to secure the open written put options contracts.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires August 2014 exercise price $69 Goldman Sachs	8,500	$(38,250)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(177,306))		$(38,250)

PUTS:
iShares MSCI EAFE Index Fund
expires August 2014 exercise price $65 Barclays Capital PLC	1,720	(55,040)
iShares MSCI EAFE Index Fund
expires August 2014 exercise price $66 Barclays Capital PLC	2,424	(128,472)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(101,497))		$(183,512)

TOTAL WRITTEN OPTIONS (Premiums Received $(278,803))		$(221,762)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.3%

	United Kingdom — 17.6%
100,352	Barclays PLC	$380,403
42,781	BG Group PLC	843,609
31,351	BHP Billiton PLC	1,069,445
96,685	BP Amoco PLC	787,378
45,111	Britvic PLC	533,075
132,229	HSBC Holdings PLC	1,417,616
141,776	ITV PLC	497,658
5,095	Persimmon PLC[1]	107,308
95,549	Premier Oil PLC	517,828
16,895	Rio Tinto PLC	965,617
14,295	Scottish & Southern Energy PLC	351,070
40,593	Smith & Nephew PLC	698,594

		8,169,601

	Japan — 17.4%
83,000	Asahi Kasei Corp.	655,959
20,500	Brother Industries, Ltd.	366,772
20,000	Daiwa House Industry Co., Ltd.	405,984
16,100	Electric Power Development Co, Ltd.	518,698
125,000	Hitachi, Ltd.	968,850
13,700	Honda Motor Co., Ltd.	476,911
5,000	Japan Airlines Co., Ltd.	276,187
5,300	KDDI Corp.	304,659
8,800	Keihin Corp.	134,955
71,000	Marubeni Corp.	498,991
17,900	Mitsubishi Corp.	377,186
78,300	Mitsubishi UFJ Financial Group, Inc.	461,759
14,200	MS&AD Insurance Group Holdings	323,225
16,400	NKSJ Holdings, Inc.	414,124
6,700	Sumisho Computer Systems Corp.	185,287
6,900	Sumitomo Mitsui Financial Group, Inc.	281,275
140,000	Toshiba Corp.	622,672
9,000	Toyo Tire & Rubber Co, Ltd.	163,416
10,500	Toyota Motor Corp.	619,920

		8,056,830

	Germany — 15.6%
4,797	Allianz AG	798,634
6,567	BASF SE	679,645
5,748	Bayer AG	758,198
5,205	Daimler AG	429,510
27,981	Deutsche Telekom AG Reg.	454,066
10,810	DMG MORI SEIKI AG	330,200
4,392	Hannover Rueckversicherung AG	374,917

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

10,988	Metro AG1	$395,953
7,811	Rheinmetall AG	473,439
5,961	Siemens AG Reg.	736,160
5,641	Software AG	141,124
10,516	Stada Arzneimittel AG	434,268
3,386	Volkswagen AG	780,873
9,446	Wincor Nixdorf AG	479,890

		7,266,877

	Switzerland — 7.5%
7,338	Lonza Group AG1	813,737
11,051	Novartis AG	961,422
4,219	Roche Holding AG	1,224,377
1,689	Zurich Financial Services AG1	490,671

		3,490,207

	France — 6.6%
29,625	AXA SA	680,624
6,774	BNP Paribas	449,478
4,442	Casino Guichard Perrachon	535,373
6,428	Compagnie de Saint-Gobain	312,766
26,125	GDF Suez	673,620
8,307	Societe Generale	417,032

		3,068,893

	Netherlands — 5.3%
21,289	Delta Lloyd N.V.	491,749
73,572	ING Groep N.V., ADR[1]	955,522
4,317	Koninklijke DSM N.V.	298,233
30,908	Reed Elsevier N.V.	695,754

		2,441,258

	Hong Kong — 3.8%
73,000	Kerry Properties, Ltd.	266,454
97,000	Luk Fook Holdings International, Ltd.	300,645
166,000	SJM Holdings, Ltd.	443,496
36,300	Standard Chartered PLC	750,884

		1,761,479

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 3.1%
95,471	Downer EDI, Ltd.	$425,829
15,745	National Australia Bank, Ltd.	511,234
99,811	Toll Holdings, Ltd.	501,428

		1,438,491

	South Korea — 3.0%
9,362	KB Financial Group, Inc.	365,721
1,265	Kia Motors Corp.	74,263
3,124	LG Corp.	209,206
3,467	POSCO, ADR	280,237
345	Samsung Electronics Co., Ltd	446,504

		1,375,931

	China — 2.9%
725,000	Agricultural Bank of China, Ltd.	351,227
529,500	China Railway Construction Corp, Ltd. — Class H2	506,159
277,500	CNOOC, Ltd.	490,154

		1,347,540

	Singapore — 2.2%
36,000	DBS Group Holdings, Ltd.	524,496
116,000	SembCorp Industries, Ltd.	507,972

		1,032,468

	Norway — 1.8%
39,189	Petroleum Geo-Services ASA	332,873
21,457	Telenor ASA	493,791

		826,664

	Spain — 1.4%
23,352	Indra Sistemas SA	361,160
16,709	Telefonica SA	272,399

		633,559

	Belgium — 1.1%
8,034	Delhaize Group SA	524,276

	India — 1.1%
9,063	Infosys Technologies, Ltd., Sponsored ADR	496,834

	Denmark — 1.0%
48,234	TDC AS	486,590

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Canada — 1.0%
11,500	Suncor Energy, Inc.	$472,192

	Italy — 0.8%
66,700	Enel SPA	379,722

	Israel — 0.7%
5,944	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	318,004

	Thailand — 0.7%
152,500	PTT Global Chemical PCL — Class F	312,266

	Ireland — 0.6%
48,080	C&C Group PLC	272,849

	Finland — 0.1%
4,096	UPM-Kymmene OYJ	66,759

	TOTAL COMMON STOCKS (Cost $35,381,747)	44,239,290

PREFERRED STOCKS — 1.0%

	Brazil — 1.0%
36,580	Vale SA, ADR, 6.64%	468,224

	TOTAL PREFERRED STOCKS (Cost $449,261)	468,224

MUTUAL FUND — 2.2%

	United States — 2.2%
104,932	Glenmede Philadelphia International Emerging Markets Fund	997,901

	TOTAL MUTUAL FUNDS (Cost $1,000,000)	997,901

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 2.2%
$1,038,111	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $1,038,111, due 8/1/14, (collateralized by a FNMA security with a par value of $1,034,900, coupon rate of 3.000%, due 11/25/40, market value of $1,060,667)	$1,038,111

	TOTAL REPURCHASE AGREEMENTS (Cost $1,038,111)	1,038,111

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
389,183	State Street Navigator Securities Lending Prime Portfolio	389,183

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $389,183)	389,183

TOTAL INVESTMENTS (Cost $38,258,302)[3]	101.5%	$47,132,709
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(716,928)

NET ASSETS	100.0%	$46,415,781

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $38,354,174.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.8%

	United Kingdom — 17.6%
45,798	Barclays PLC	$173,606
20,267	BG Group PLC	399,650
15,362	BHP Billiton PLC	524,028
44,631	BP Amoco PLC	363,463
23,168	Britvic PLC	273,776
58,023	HSBC Holdings PLC	622,060
65,404	ITV PLC	229,579
3,884	Persimmon PLC[1]	81,803
55,387	Premier Oil PLC	300,170
9,117	Rio Tinto PLC	521,073
9,214	Scottish & Southern Energy PLC	226,286
20,332	Smith & Nephew PLC	349,908

		4,065,402

	Japan — 17.4%
46,000	Asahi Kasei Corp.	363,544
10,300	Brother Industries, Ltd.	184,280
9,000	Daiwa House Industry Co., Ltd.	182,693
7,300	Electric Power Development Co, Ltd.	235,186
63,000	Hitachi, Ltd.	488,300
6,800	Honda Motor Co., Ltd.	236,715
2,300	Japan Airlines Co., Ltd.	127,046
2,700	KDDI Corp.	155,204
5,800	Keihin Corp.	88,948
31,000	Marubeni Corp.[2]	217,869
10,400	Mitsubishi Corp.	219,147
40,300	Mitsubishi UFJ Financial Group, Inc.	237,661
7,300	MS&AD Insurance Group Holdings	166,165
7,600	NKSJ Holdings, Inc.	191,911
4,000	Sumisho Computer Systems Corp.	110,619
2,700	Sumitomo Mitsui Financial Group, Inc.	110,064
74,000	Toshiba Corp.[2]	329,127
4,500	Toyo Tire & Rubber Co, Ltd.	81,708
4,800	Toyota Motor Corp.	283,392

		4,009,579

	Germany — 16.2%
2,384	Allianz AG	396,903
3,251	BASF SE	336,459
2,829	Bayer AG	373,163
2,405	Daimler AG	198,458
15,839	Deutsche Telekom AG Reg.	257,030
5,616	DMG MORI SEIKI AG	171,545
2,021	Hannover Rueckversicherung AG	172,520

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

5,598	Metro AG1	$201,724
4,430	Rheinmetall AG	268,510
2,858	Siemens AG Reg.	352,952
3,613	Software AG	90,388
5,302	Stada Arzneimittel AG	218,951
1,793	Volkswagen AG	413,499
5,628	Wincor Nixdorf AG	285,922

		3,738,024

	Switzerland — 7.1%
3,626	Lonza Group AG1	402,100
5,192	Novartis AG	451,697
1,982	Roche Holding AG	575,187
687	Zurich Financial Services AG1	199,580

		1,628,564

	France — 6.5%
13,969	AXA SA	320,933
3,206	BNP Paribas	212,729
1,870	Casino Guichard Perrachon	225,382
3,238	Compagnie de Saint-Gobain	157,551
13,376	GDF Suez	344,893
4,722	Societe Generale	237,056

		1,498,544

	Netherlands — 5.1%
11,474	Delta Lloyd N.V.	265,035
32,040	ING Groep N.V., ADR[1]	416,122
1,979	Koninklijke DSM N.V.	136,716
15,627	Reed Elsevier N.V.	351,771

		1,169,644

	Hong Kong — 3.6%
34,000	Kerry Properties, Ltd.	124,102
46,000	Luk Fook Holdings International, Ltd.	142,574
71,000	SJM Holdings, Ltd.	189,688
18,550	Standard Chartered PLC	383,716

		840,080

	South Korea — 3.4%
4,782	KB Financial Group, Inc.	186,806
969	Kia Motors Corp.	56,886

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

1,855	LG Corp.	$124,224
2,283	POSCO, ADR	184,535
174	Samsung Electronics Co., Ltd	225,193

		777,644

	Australia — 3.2%
41,226	Downer EDI, Ltd.	183,880
7,457	National Australia Bank, Ltd.	242,126
61,521	Toll Holdings, Ltd.	309,068

		735,074

	China — 3.1%
333,000	Agricultural Bank of China, Ltd.	161,322
241,000	China Railway Construction Corp, Ltd. — Class H2	230,376
178,000	CNOOC, Ltd.	314,405

		706,103

	Singapore — 2.3%
22,000	DBS Group Holdings, Ltd.	320,525
48,990	SembCorp Industries, Ltd.	214,531

		535,056

	Norway — 2.1%
22,212	Petroleum Geo-Services ASA	188,670
12,657	Telenor ASA	291,276

		479,946

	Spain — 1.3%
11,787	Indra Sistemas SA	182,297
7,566	Telefonica SA	123,345

		305,642

	Belgium — 1.3%
4,645	Delhaize Group SA2	303,119

	Canada — 1.1%
6,100	Suncor Energy, Inc.	250,467

	India — 1.0%
4,234	Infosys Technologies, Ltd., Sponsored ADR	232,108

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Denmark — 1.0%
22,510	TDC AS	$227,084

	Italy — 0.8%
32,412	Enel SPA	184,521

	Ireland — 0.8%
32,452	C&C Group PLC	184,162

	Israel — 0.7%
2,997	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	160,339

	Thailand — 0.7%
77,900	PTT Global Chemical PCL — Class F	159,512

	Finland — 0.5%
7,143	UPM-Kymmene OYJ	116,421

	TOTAL COMMON STOCKS (Cost $18,468,111)	22,307,035

PREFERRED STOCKS — 1.0%

	Brazil — 1.0%
17,200	Vale SA, ADR, 6.62%	220,160

	TOTAL PREFERRED STOCKS (Cost $211,720)	220,160

Face
Amount

REPURCHASE AGREEMENTS* — 2.2%
$512,550	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $512,550, due 8/1/14, (collateralized by a FNMA security with a par value of $511,668, coupon rate of 3.000%, due 11/25/40, market value of $524,408)	512,550

	TOTAL REPURCHASE AGREEMENTS (Cost $512,550)	512,550

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
748,745	State Street Navigator Securities Lending Prime Portfolio	$748,745

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $748,745)	748,745

TOTAL INVESTMENTS (Cost $19,941,126)[3]	103.2%	$23,788,490
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(737,819)

NET ASSETS	100.0%	$23,050,671

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $20,018,037.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Japan — 28.3%
100	Accordia Golf Co, Ltd.	$1,247
40,000	Achilles Corp.	55,976
29,900	Airport Facilities Co, Ltd.	199,332
22,700	ASKA Pharmaceutical Co, Ltd.	245,488
92,000	Bank of Saga, Ltd. (The)	211,350
48,000	Central Glass Co, Ltd.	166,776
300	Century Tokyo Leasing Corp.	9,633
11,500	Chori Co, Ltd.	145,323
9,400	Chudenko Corp.	150,772
6,000	Chugoku Marine Paints, Ltd.	45,419
17,700	Cleanup Corp.	162,332
11,500	Corona Corp.	131,396
7,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	33,300
25,900	DCM Holdings Co, Ltd.	173,153
300	Dunlop Sports Co, Ltd.	3,521
21,300	EDION Corp.	140,826
75,000	Eighteenth Bank, Ltd. (The)	197,297
400	Fukuda Denshi Co, Ltd.	22,786
48,000	Fuso Pharmaceutical Industries, Ltd.	147,063
300	Geo Corp.	2,546
69	Global One Real Estate Investment Corp. REIT	205,268
48,000	Gunze, Ltd.	131,001
12,700	Hakuto Co, Ltd.	130,640
34	Hankyu Reit, Inc. REIT	185,819
39,000	Hanwa Co, Ltd.	161,735
114	Heiwa Real Estate, Inc. REIT	94,865
85,000	Higashi-Nippon Bank, Ltd. (The)	225,886
19,400	Inabata & Co, Ltd.	182,956
1,500	Itochu Enex Co, Ltd.	10,912
2,700	Itochu-Shokuhin Co, Ltd.	94,105
53,000	Japan Pulp & Paper Co, Ltd.	170,555
26,000	Japan Vilene Co, Ltd.	144,912
9,900	Kaga Electronics Co, Ltd.	123,551
34,000	Kandenko Co, Ltd.	184,637
27	Kenedix Residential Investment Corp. REIT	62,922
100	Kissei Pharmaceutical Co, Ltd.	2,379
18,300	Kiyo Bank, Ltd. (The)	250,488
15,300	Kohnan Shoji Co, Ltd.	158,235
9,600	Konoike Transport Co, Ltd.	197,510
86,000	Kurabo Industries, Ltd.	152,594
30,000	Kyodo Printing Co, Ltd.	110,944
18,000	Kyudenko Corp.	164,577
200	Mars Engineering Corp.	4,058
4,500	Melco Holdings, Inc.	97,114

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

85	MID, Inc. REIT	$198,058
95,000	Mie Bank, Ltd. (The)	217,640
56,000	Morinaga & Co, Ltd.	118,524
51,000	Morinaga Milk Industry Co, Ltd.	182,835
18,800	NET One Systems Co, Ltd.	124,277
81,000	Nippon Beet Sugar Manufacturing Co, Ltd.	152,212
32,000	Nippon Flour Mills Co, Ltd.	161,839
150,900	Nippon Light Metal Holdings Co, Ltd.	255,781
12,600	Nippon Paper Industries Co, Ltd.	220,295
47,000	Nippon Steel & Sumikin Bussan Corp.	184,915
21,000	Nisshin Oillio Group, Ltd. (The)	70,700
28,000	Nissin Corp.	82,931
51	Nomura Real Estate Office Fund, Inc. REIT	241,155
66,000	NS United Kaiun Kaisha, Ltd.	151,798
15,400	Onoken Co, Ltd.	176,315
12,900	Otsuka Kagu, Ltd.	123,909
10,800	Paltac Corp.	143,885
20,200	Paris Miki Holdings, Inc.	96,592
6,000	Ryosan Co, Ltd.	128,397
9,700	Ryoyo Electro Corp.	107,536
3,800	S Foods, Inc.	59,714
73,000	Sakai Chemical Industry Co, Ltd.	232,025
20,400	Sanoh Industrial Co, Ltd.	142,608
18,600	Sanshin Electronics Co, Ltd.	150,151
48,000	Sanyo Shokai, Ltd.	110,317
8,000	Seiko Epson Corp.	342,447
72,000	Sekisui Plastics Co, Ltd.	205,567
14,500	Senshukai Co, Ltd.	122,160
8,000	Shin-Etsu Polymer Co, Ltd.	43,434
10,800	Shinko Shoji Co, Ltd.	96,979
28,000	Showa Sangyo Co, Ltd.	103,016
127,400	Sojitz Corp.	216,698
18,000	T RAD Co, Ltd.	50,144
15,300	Takasago Thermal Engineering Co, Ltd.	188,675
6,000	Tochigi Bank, Ltd. (The)	24,819
2,000	Tokai Tokyo Financial Holdings, Inc.	13,926
22,000	Tokyo Energy & Systems, Inc.	131,915
4,500	Toppan Forms Co, Ltd.	43,982
12,000	Toyo Kohan Co, Ltd.	69,576
12,000	Uchida Yoko Co, Ltd.	43,410
31,800	UNY Co, Ltd.	189,037
29,500	Vital KSK Holdings, Inc.	238,821
34,000	Yurtec Corp.	209,820

		11,662,034

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 21.9%
50,937	African Barrick Gold PLC	$224,830
37,743	Amlin PLC	289,983
463	Anglo Pacific Group PLC	1,472
21,987	Avocet Mining PLC[1]	2,867
12,094	Balfour Beatty PLC	48,575
480	Bank of Georgia Holdings PLC	19,675
40,375	Barratt Developments PLC	236,859
378	Beazley PLC	1,552
11,359	Bellway PLC	288,325
8,068	Berkeley Group Holdings PLC	332,136
304	Bovis Homes Group PLC	3,906
169,285	Cable & Wireless Communications PLC	133,934
8,233	Cape PLC	39,475
45,159	Carillion PLC	253,978
11,253	Catlin Group, Ltd.	95,477
42,358	Chesnara PLC	221,690
9,411	Close Brothers Group PLC	201,118
21,147	Computacenter PLC	216,596
212,109	Debenhams PLC	235,764
3,353	Drax Group PLC	39,443
86,947	Faroe Petroleum PLC[1]	166,610
70,433	Ferrexpo PLC	159,126
67,671	FirstGroup PLC[1]	143,873
6,447	Galliford Try PLC	138,100
262	Grafton Group PLC	2,539
1,725	Greene King PLC	23,987
21,471	Greggs PLC	189,209
1,997	Halfords Group PLC	16,115
25,931	Helical Bar PLC	149,529
191,414	Highland Gold Mining, Ltd.	227,023
86,034	Home Retail Group PLC	240,312
21,744	Interserve PLC	233,248
1,753	Kentz Corp, Ltd.	27,465
15,629	Laird PLC	75,929
3,146	Lancashire Holdings, Ltd.	32,532
100,454	Londonmetric Property PLC REIT	239,131
77,289	Lookers PLC	173,222
161,334	Man Group PLC	322,452
8,884	Marston’s PLC	21,538
26,609	Mecom Group PLC[1]	67,274
2,565	Millennium & Copthorne Hotels PLC	25,320
6,740	Mitie Group PLC	34,606
7,211	Mondi PLC	126,293
13,773	Morgan Sindall Group PLC	185,907

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

51,892	National Express Group PLC	$228,594
7,698	Pennon Group PLC	105,613
4,723	Persimmon PLC[1]	99,474
15,565	Phoenix Group Holdings	183,634
12,749	Playtech, Ltd.	131,786
48,448	Premier Oil PLC	262,564
43,631	Quindell PLC	151,008
37,135	Redefine International PLC	32,288
20,942	Redrow PLC	86,446
60,093	Safestore Holdings PLC REIT	208,997
31,097	SIG PLC	87,594
25,596	Soco International PLC[1]	185,301
167,871	Spirit Pub Co. PLC	206,894
1,948	St Ives PLC	6,997
95,013	Stobart Group, Ltd.	202,117
8,238	Synergy Health PLC	189,076
64,308	TT electronics PLC	200,857
17,808	Tullett Prebon PLC	74,213
15,290	UDG Healthcare PLC	91,743
34,896	Vesuvius PLC	273,153
39,789	Xchanging PLC	118,192

		9,035,536

	Australia — 6.9%
98,572	Abacus Property Group REIT	235,860
305,023	Arrium, Ltd.	229,190
210,763	Atlas Iron, Ltd.	122,571
14,674	Australand Property Group REIT	60,924
15,511	Bank of Queensland, Ltd.	179,013
155,360	Beach Energy, Ltd.	241,686
374	Boart Longyear, Ltd.[1]	63
1,247	David Jones, Ltd.[2,3]	4,635
69,748	Decmil Group, Ltd.	127,750
45,961	Downer EDI, Ltd.	205,000
285,012	Fairfax Media, Ltd.	224,331
702,974	Grange Resources, Ltd.	106,782
36,548	GUD Holdings, Ltd.	251,962
2,695	IOOF Holdings, Ltd.	21,637
1,456	Matrix Composites & Engineering, Ltd.[1]	1,400
200,921	Mount Gibson Iron, Ltd.	134,522
242,052	NRW Holdings, Ltd.	239,737
20,120	Primary Health Care, Ltd.	89,965
104,301	Seven West Media, Ltd.	195,931
2,285	Sigma Pharmaceuticals, Ltd.	1,651

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

34,510	Southern Cross Media Group, Ltd.	$38,306
57,644	Spark Infrastructure Group	100,445
21,541	STW Communications Group, Ltd.	29,401

		2,842,762

	Germany — 5.2%
4,762	Aareal Bank AG	201,954
115	Aurubis AG	5,584
967	Bilfinger Berger SE	78,683
31,485	Borussia Dortmund GmbH & Co. KGAA	206,626
2,049	Cewe Stiftung & Co. KGAA	138,530
292	DO Deutsche Office AG1	1,318
5,988	Freenet AG	158,002
67	Gerresheimer AG	4,625
2,242	Grammer AG	109,656
4,397	Indus Holding AG	231,078
73	Kloeckner & Co. SE1	950
2,769	Leoni AG	189,233
241	MLP AG	1,609
1,022	Rheinmetall AG	61,945
5,481	Sixt AG	192,172
2,888	Stada Arzneimittel AG	119,263
15,362	TUI AG	216,822
8,634	VTG AG	177,467
2,071	Wacker Neuson SE	45,412
211	Wincor Nixdorf AG	10,720

		2,151,649

	France — 4.4%
5,774	Acanthe Developpement SA REIT	3,247
1,732	Altamir	26,903
8,997	APERAM[1]	302,780
538	Boiron SA	40,948
4,727	Cegid Group	190,777
1,228	Credit Agricole Nord de France	26,408
4,474	Guerbet	197,700
10,139	Jacquet Metal Service	209,820
4,142	Korian-Medica	150,029
1,149	Maisons France Confort	49,542
32	Nexans SA1	1,458
328	Nexity SA	12,433
3,854	Orpea	252,278

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

1,990	Saft Groupe SA	$73,316
789	Sopra Group SA	85,303
1,632	Valeo SA	195,542

		1,818,484

	Sweden — 4.0%
12,277	B&B Tools AB	285,551
6,536	Bilia AB	177,240
9,604	Billerud AB	141,879
21,357	Bure Equity AB	92,057
4,871	Gunnebo AB	28,799
638	Holmen AB	21,486
44,019	Klovern AB	219,000
29,676	Kungsleden AB	208,243
16,554	Meda AB	266,903
28,867	Peab AB	203,484

		1,644,642

	Switzerland — 4.0%
11,924	Ascom Holding AG	174,504
6,197	BKW SA	219,921
179	Galenica AG	161,174
26	Georg Fischer AG1	17,182
545	Helvetia Holding AG	265,561
374	Implenia AG1	22,039
48	Kuoni Reisen Holding AG1	16,268
18,114	Logitech International SA	265,676
926	Siegfried Holding AG1	161,814
92	St Galler Kantonalbank AG	35,028
492	Straumann Holding AG	116,094
643	Valora Holding AG1	155,426
261	Walter Meier AG1	13,599

		1,624,286

	Italy — 3.3%
62,171	A2A SPA	70,944
5,393	ACEA SPA	78,714
41,755	Ascopiave SPA	108,861
8,040	Astaldi SPA	77,396
3,986	ASTM SPA	60,993
544	Banca IFIS SPA	9,980
24,535	Cairo Communication SPA	178,066
2,167	Credito Emiliano SPA	18,185

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

1,186	Danieli & C Officine Meccaniche SPA	$25,045
216	Delclima[1]	395
13,493	ERG SPA	200,191
3,442	GTECH SPA	82,722
47,814	Immobiliare Grande Distribuzione REIT	69,788
42,353	Iren SPA	59,682
4,050	Italmobiliare SPA	100,980
2,219	Societa Cattolica di Assicurazioni SCRL	47,270
27,158	Unipol Gruppo Finanziario SPA	148,892

		1,338,104

	Singapore — 2.9%
425	AIMS AMP Capital Industrial REIT	509
129,000	Ascott Residence Trust REIT	127,204
50,000	Asian Pay Television Trust	34,068
344,000	Chip Eng Seng Corp, Ltd.	228,569
32,000	CSE Global, Ltd.	18,591
213,000	Frasers Commercial Trust REIT	239,517
59,000	GuocoLeisure, Ltd.	51,352
2,000	Ho Bee Land, Ltd.	3,595
119,000	Hong Fok Corp, Ltd.	101,220
808,000	K1 Ventures, Ltd.	132,778
63,000	Keppel Infrastructure Trust	52,252
2,000	Metro Holdings, Ltd.	1,485
194,000	Religare Health Trust	143,070
37,000	Rotary Engineering, Ltd.	21,986
6,000	Venture Corp, Ltd.	38,954
2,000	Wheelock Properties Singapore, Ltd.	3,033

		1,198,183

	Hong Kong — 2.8%
688,000	Century City International Holdings, Ltd.	55,040
27,000	Champion REIT	12,578
54,000	Citic Telecom International Holdings, Ltd.	19,363
2,260	Dah Sing Financial Holdings, Ltd.	12,875
120,500	Dickson Concepts International, Ltd.	68,412
50,000	Emperor Entertainment Hotel, Ltd.	17,411
260,000	Emperor International Holdings	66,596
150,000	Haitong International Securities Group, Ltd.	86,309
894,000	Hsin Chong Construction Group, Ltd.	118,282
21,000	Luk Fook Holdings International, Ltd.	65,088
607,000	Pacific Andes International Holdings, Ltd.	23,749
11,000	Pacific Textile Holdings, Ltd.	13,824
92,000	Paliburg Holdings, Ltd.	32,162

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

22,000	Regal Hotels International Holdings, Ltd.	$13,088
254,000	Regal Real Estate Investment Trust REIT	69,767
431,000	SITC International Holdings Co, Ltd.	189,484
71,000	Sitoy Group Holdings, Ltd.	49,452
113,000	Sunlight Real Estate Investment Trust	48,299
573,600	VST Holdings, Ltd.	146,618
44,000	Win Hanverky Holdings, Ltd.	5,674
30,000	Xinyi Glass Holdings, Ltd.	17,547

		1,131,618

	Norway — 2.7%
17,634	Atea ASA	207,308
27,891	Austevoll Seafood ASA	187,674
13,208	Borregaard ASA	88,813
146,257	BW Offshore, Ltd.	193,438
105,977	Kvaerner ASA	184,239
2,174	Salmar ASA	42,577
5,587	SpareBank 1 SMN	47,349
24,689	Storebrand ASA[1]	137,175

		1,088,573

	Spain — 2.3%
13,375	Abengoa SA — B Shares	71,107
316	Acciona SA	25,914
2,382	Bolsas y Mercados Espanoles SA	108,221
6,880	CaixaBank	41,371
15,984	Cie Automotive SA	224,736
142	Construcciones y Auxiliar de Ferrocarriles SA	58,973
450	Corp. Financiera Alba	27,498
9,063	Ebro Foods SA	185,211
113	Indra Sistemas SA	1,748
38,327	Papeles y Cartones de Europa SA	219,320

		964,099

	Denmark — 1.9%
2,769	Dfds AS	221,962
3,004	NKT Holding AS	188,847
1,119	PER Aarsleff AS — Class B	214,505
3,713	Schouw & Co.	171,691

		797,005

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Finland — 1.9%
10,953	Atria PLC	$106,186
310	Caverion Corp.	2,574
22,437	Citycon OYJ	82,393
9,402	Cramo OYJ	190,849
6,445	Kesko OYJ	245,125
19,610	Metsa Board OYJ	93,197
4,181	Rautaruukki OYJ[1,2]	63,992
310	YIT OYJ	3,176

		787,492

	Israel — 1.2%
4,089	Africa Israel Properties, Ltd.[1]	70,434
3,400	AL-ROV Israel, Ltd.[1]	116,339
6,965	Clal Insurance Enterprises Holdings, Ltd.[1]	130,360
16,476	Discount Investment Corp.[1]	131,122
14,581	Phoenix Holdings, Ltd. (The)	51,925

		500,180

	Austria — 1.1%
18,900	Austria Technologie & Systemtechnik AG	218,235
3,017	EVN AG	41,749
26,131	S IMMO AG1	208,195
35	Strabag SE	937

		469,116

	Netherlands — 1.1%
12,996	BE Semiconductor Industries N.V.	216,820
16,696	BinckBank N.V.	189,077
712	Heijmans N.V.	10,104
928	Nieuwe Steen Investments N.V. REIT	5,441
1,224	Royal Imtech N.V.[1]	966
834	USG People N.V.	11,519
454	Vastned Retail N.V.	23,138

		457,065

	New Zealand — 1.0%
76,324	Air New Zealand, Ltd.	127,938
72,815	Chorus, Ltd.	108,249
19,812	Goodman Property Trust REIT	18,177
158,313	New Zealand Oil & Gas, Ltd.	108,262
4,546	Nuplex Industries, Ltd.	11,414
8,229	Sky Network Television, Ltd.	47,012

		421,052

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Belgium — 1.0%
835	Barco N.V.	$61,512
205	Cie d’Entreprises CFE	20,154
333	Elia System Operator SA	16,210
1,212	Exmar N.V.	18,708
1,519	Intervest Offices & Warehouses REIT	44,962
3,237	N.V. Bekaert SA	120,991
14,084	Recticel SA	134,667
16	Tessenderlo Chemie N.V.[1]	463

		417,667

	Ireland — 0.7%
20,762	Aer Lingus Group PLC	36,896
184	C&C Group PLC	1,044
4,608	Smurfit Kappa Group PLC	99,999
87,706	Total Produce PLC	133,885

		271,824

	Portugal — 0.5%
16,411	NOS SGPS	97,812
9,312	Portucel Empresa Produtora de Pasta e Papel SA	42,769
5,310	Portugal Telecom SGPS SA	11,463
5,538	REN — Redes Energeticas Nacionais SGPS SA	19,518
17,458	Sonae	26,235

		197,797

	TOTAL COMMON STOCKS (Cost $38,336,878)	40,819,168

PREFERRED STOCKS — 0.5%

	Germany — 0.0%
37	Jungheinrich AG, 2.02%	2,253
1,057	Villeroy & Boch AG, 3.41%	18,339

		20,592

	Italy — 0.5%
37,170	Unipol Gruppo Finanziario SPA, 5.43%	188,288

	TOTAL PREFERRED STOCKS (Cost $173,338)	208,880

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

MUTUAL FUND — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund[2,3]	$—

	TOTAL MUTUAL FUND (Cost $459)	—

RIGHTS — 0.0%

	Portugal — 0.0%
9,494	Mota-Engil SGPS SA (Expires 12/31/49)[1,2]	4,351

	TOTAL RIGHTS (Cost $—)	4,351

Face
Amount

REPURCHASE AGREEMENTS* — 0.1%
$56,942	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $56,942, due 8/1/14, (collateralized by a FNMA security with a par value of $56,741, coupon rate of 3.243%, due 5/1/41, market value of $59,596)	56,942

	TOTAL REPURCHASE AGREEMENTS (Cost $56,942)	56,942

TOTAL INVESTMENTS (Cost $38,567,617)[4]	99.7%	$41,089,341
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	113,184

NET ASSETS	100.0%	$41,202,525

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Illiquid security.
[4]	Aggregate cost for federal tax purposes was $38,643,151.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 90.9%

	South Korea — 16.7%
1,768	Bluecom Co., Ltd.	$26,429
25,848	BS Financial Group, Inc.	412,810
271	Chosun Refractories Co., Ltd.	30,452
4,270	Daekyo Co, Ltd.	28,042
1,420	Daewoong Co, Ltd.	55,606
3,786	Daishin Securities Co, Ltd.	38,949
5,990	DGB Financial Group, Inc.	97,239
5,360	Dongbu Insurance Co, Ltd.	303,474
3,295	Dongyang Mechatronics Corp.	30,241
409	E1 Corp.	28,562
2,470	Eugene Technology Co, Ltd.	37,188
664	Hanil Cement Co, Ltd.	85,273
5,720	Hanil E-Wha Co, Ltd.[1,2]	122,494
2,869	Hankook Tire Co, Ltd.	157,037
1,540	Hanwha Corp.	43,649
21,703	Hitejinro Holdings Co., Ltd.	266,654
3,009	Huvis Corp.	32,287
13,280	Hynix Semiconductor, Inc.[3]	577,807
371	Hyundai Hysco Co, Ltd.	29,697
1,274	Hyundai Mobis	380,575
3,357	Hyundai Motor Co.	794,699
3,210	Iljin Electric Co., Ltd.	24,029
240	Ilshin Spinning Co., Ltd.	30,938
19,780	Industrial Bank of Korea	293,273
2,500	KB Capitall Co., Ltd.	51,199
2,343	KH Vatec Co, Ltd.	44,121
8,840	Kia Motors Corp.	518,959
1,670	KISWIRE, Ltd.	69,789
421	Kolon Industries, Inc.	27,852
4,280	Korea Electric Power Corp.	176,619
317	Korea Petrochemical Ind Co, Ltd.	20,156
4,845	Korean Reinsurance Co.	53,009
576	Kukdo Chemical Co., Ltd.	30,031
402	KyungDong City Gas Co, Ltd.	47,654
2,050	LF Corp.	57,369
2,320	LIG Insurance Co, Ltd.	66,247
223	Mando Corp.	27,169
741	MegaStudy Co., Ltd.	43,400
3,540	Meritz Finance Group, Inc.	27,346
3,870	Meritz Fire & Marine Insurance Co, Ltd.	50,215
34,830	Meritz Securities Co, Ltd.	98,611
13,390	Moorim P&P Co, Ltd.	54,383
2,080	Nong Shim Holdings Co, Ltd.	237,778
5,535	Partron Co, Ltd.	54,246

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

218	POSCO Chemtech Co, Ltd.	$31,049
2,948	Pyeong Hwa Automotive Co, Ltd.	66,959
1,920	S&T Motiv Co, Ltd.	65,501
1,734	Samsung Electronics Co., Ltd	2,244,167
345	Samyang Holdings Corp.	25,712
1,000	SeAH Besteel Corp.	34,632
340	SeAH Holdings Corp.	55,208
369	SeAH Steel Corp.	34,357
1,318	Silicon Works Co., Ltd.	27,449
532	SK Gas, Ltd.	57,452
1,767	SK Holdings Co., Ltd.	299,287
10,300	SK Telecom Co., Ltd., ADR	291,593
4,886	Sungwoo Hitech Co, Ltd.	67,980
2,580	Tongyang Life Insurance	25,176
1,060	Unid Co, Ltd.	68,502
12,694	Woori Finance Holdings Co., Ltd., ADR[3]	171,040

		9,249,621

	China — 14.7%
359,000	361 Degrees International, Ltd.	83,933
76,000	Agile Property Holdings, Ltd.	64,962
588,000	Agricultural Bank of China, Ltd.	284,857
166,000	Anhui Expressway Co.	98,743
117,000	Asia Cement China Holdings Corp.	86,287
1,377,000	Bank of China, Ltd.	656,284
72,000	Beijing Capital Land, Ltd.	26,849
116,000	Beijing North Star Co, Ltd. — Class H	31,731
158,000	Central China Real Estate, Ltd.	46,156
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
136,000	Chaowei Power Holdings, Ltd.	77,303
843,000	China Citic Bank Corp, Ltd.	558,167
118,000	China Communications Services Corp, Ltd.	57,659
1,144,000	China Construction Bank Corp.	878,224
503,500	China Hongqiao Group, Ltd.	430,753
428,000	China Lumena New Materials Corp.[1,2]	78,669
154,000	China Machinery Engineering Corp. — Class H	94,014
136,500	China Merchants Bank Co, Ltd.	276,207
115,200	China Minsheng Banking Corp, Ltd.	119,000
42,000	China Mobile, Ltd.	458,919
12,000	China Oriental Group Co., Ltd.[1,2,3]	2,009
244,000	China Petroleum & Chemical Corp.	238,877
112,000	China SCE Property Holdings, Ltd.	22,689
14,500	China Shenhua Energy Co., Ltd. — Class H	42,729
64,000	China Telecom Corp., Ltd. — Class H	36,073

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

712,000	Chongqing Machinery & Electric Co, Ltd.	$114,927
208,000	Chongqing Rural Commercial Bank	102,879
97,000	CNOOC, Ltd.	171,333
371,000	Evergrande Real Estate Group, Ltd.	160,811
450,000	Fantasia Holdings Group Co, Ltd.	54,787
43,200	Guangzhou R&F Properties Co, Ltd.	63,338
116,000	Huadian Power International Corp, Ltd. — Class H	71,372
144,000	Huaneng Power International, Inc.	159,662
1,003,000	Industrial & Commercial Bank of China	685,347
118,000	Kaisa Group Holdings, Ltd.	43,106
112,000	Nanjing Panda Electronics Co, Ltd. — Class H1	72,427
326,000	Peak Sport Products Co, Ltd.	86,331
384,000	PetroChina Co., Ltd. — Class H	497,691
290,000	Qingling Motors Co, Ltd.	87,187
176,000	Shenzhen Expressway Co, Ltd.	106,281
53,500	Shimao Property Holdings, Ltd.	123,009
326,000	Sichuan Expressway Co, Ltd.	108,780
110,000	Sunac China Holdings, Ltd.	90,061
101,000	TCL Communication Technology Holdings, Ltd. — Class C	125,700
488,000	Tiangong International Co, Ltd.	105,848
100,000	Weiqiao Textile Co.	53,354
372,000	Xiamen International Port Co, Ltd.	68,199
154,000	Xinhua Winshare Publishing and Media Co, Ltd.	130,353
924,000	Yuanda China Holdings, Ltd.	69,955
108,000	Yuzhou Properties Co.	25,084

		8,128,916

	Taiwan — 11.1%
46,000	Ability Enterprise Co, Ltd.	34,315
357,000	Advanced Semiconductor Engineering, Inc.	423,971
31,000	Alpha Networks, Inc.	21,762
41,000	Altek Corp.[3]	32,648
402	Ardentec Corp.	343
55,000	Catcher Technology Co, Ltd.	449,539
61,000	Central Reinsurance Co., Ltd.	32,693
173,200	Cheng Loong Corp.	71,602
339	Chimei Materials Technology Corp.	403
283,000	China Bills Finance Corp.	105,690
490	China Development Financial Holding Corp.	162
32,000	China Synthetic Rubber Corp.	31,513
83,000	Chung Hsin Electric & Machinery Manufacturing Corp.	58,297
20,000	Clevo Co.	36,827
115,000	Compeq Manufacturing Co, Ltd.	67,930

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

147,000	Continental Holdings Corp.	$59,246
74,000	Coretronic Corp.[3]	87,779
50,000	CSBC Corp. Taiwan	29,844
37,000	D-Link Corp.	26,416
80,000	Eastern Media International Corp.	32,909
53,940	Elitegroup Computer Systems Co, Ltd.	37,980
30,000	Everlight Electronics Co, Ltd.	67,680
38,000	Farglory Land Development Co, Ltd.	53,290
84,000	Formosan Rubber Group, Inc.	80,333
44,000	Gigabyte Technology Co, Ltd.	60,461
36,000	Gintech Energy Corp.[3]	32,744
54,000	Grand Pacific Petrochemical	31,566
195,000	Great Wall Enterprise Co., Ltd.	230,998
33,600	Holy Stone Enterprise Co, Ltd.	53,329
157,330	Hon Hai Precision Industry Co, Ltd.	539,121
42,000	Hung Poo Real Estate Development Corp.	34,864
21,000	Ichia Technologies, Inc.	31,484
373,000	Inotera Memories, Inc.[3]	637,464
145,000	Inventec Corp.	128,899
97,000	King Yuan Electronics Co, Ltd.	79,449
40,000	King’s Town Bank	40,459
173,266	Lealea Enterprise Co., Ltd.	59,206
68,200	Li Peng Enterprise Co., Ltd.[3]	27,044
304,000	Lien Hwa Industrial Corp.	219,970
19,000	Micro-Star International Co, Ltd.	29,115
53,000	Nien Hsing Textile Co, Ltd.	47,532
105,000	Pegatron Corp.	198,968
21,000	Quanta Storage, Inc.	24,996
21,000	Ruentex Industries, Ltd.	52,869
12,000	Shin Zu Shing Co, Ltd.	30,538
159,000	Shinkong Synthetic Fibers Corp.	58,832
73,000	Siliconware Precision Industries Co.	99,636
32	SinoPac Financial Holdings Co, Ltd.	15
36,000	Solar Applied Materials Technology Co.	33,460
26,000	Sunspring Metal Corp.	48,037
7,700	TA Chen Stainless Pipe[3]	5,031
809,463	Taishin Financial Holding Co., Ltd.	432,001
40,200	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	804,000
6,000	Topco Scientific Co., Ltd.	12,326
115	TSRC Corp.	170
67,000	UPC Technology Corp.	29,215
31,000	Vanguard International Semiconductor Corp.	44,361
461	Wistron Corp.	440

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

12,000	Wistron NeWeb Corp.	$32,403
40,000	YC INOX Co., Ltd.	38,175
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	35
10,000	Zhen Ding Technology Holding, Ltd.	29,963
23,000	Zinwell Corp.	22,690

		6,125,038

	Brazil — 8.5%
644	Banco ABC Brasil SA1,3	3,676
31,100	Banco Bradesco SA, ADR	475,208
56,500	Banco do Brasil SA	690,327
19,900	Banco Santander Brasil SA, ADR	133,728
145,500	Brookfield Incorporacoes SA3	97,481
27,000	Centrais Eletricas Brasileiras SA	74,380
26,085	Cia Energetica de Minas Gerais, Sponsored ADR	214,419
21,400	Cosan, Ltd. — Class A	258,298
24,400	EDP — Energias do Brasil SA	114,001
17,700	Eternit SA	67,016
94,800	Even Construtora e Incorporadora SA	260,739
6,600	Ez Tec Empreendimentos e Participacoes SA	65,455
161,700	JBS SA	595,127
6,000	Light SA	56,331
31,900	MRV Engenharia e Participacoes SA	102,361
2,000	Ocean Wilsons Holdings, Ltd.	40,097
49	Parana Banco SA1,3	233
25,300	Petroleo Brasileiro SA, ADR	425,546
17,100	Petroleo Brasileiro SA, Sponsored ADR	272,574
13,600	Rodobens Negocios Imobiliarios SA	64,381
500	Santos Brasil Participacoes SA	3,284
9,900	Sao Martinho SA	165,731
7,500	Sul America SA	45,124
20,800	Tecnisa SA	60,876
29,600	TPI — Triunfo Participacoes e Investimentos SA	86,109
22,300	Vale SA, Sponsored ADR	320,005

		4,692,507

	Russia — 7.8%
2,105	Acron JSC[3]	67,577
140,100	Aeroflot — Russian Airlines OJSC[3]	198,610
47,020	Bank St Petersburg OJSC[3]	44,995
2,437	Bashneft OAO[3]	133,893
65,040	Gazprom Neft JSC[3]	242,275
143,349	Gazprom OAO, ADR	1,045,973
7,654,000	Interregional Distribution Grid Co. Centre JSC[3]	57,635

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

15,731	Lukoil OAO, ADR	$877,022
1,673	Magnit OJSC, GDR	98,102
2,154	MMC Norilsk Nickel OJSC	423,038
9,295,000	Mosenergo OAO[3]	207,093
55,500	Nizhnekamskneftekhim OAO	32,992
32,272	Protek[3]	35,290
5,600	Rosneft Oil Co.[3]	34,825
97,970	Sberbank of Russia[3]	204,490
8,045	Sistema JSFC, Sponsored GDR	198,698
110	Slavneft-Megionneftegaz[3]	1,746
395,800	Surgutneftegas OJSC[3]	275,687
108,840,000	VTB Bank OJSC[3]	120,812

		4,300,753

	South Africa — 5.9%
3,171	Allied Electronics Corp., Ltd.	7,807
18,303	Astral Foods, Ltd.	245,792
9,991	Barclays Africa Group, Ltd.	155,452
1,555	Capitec Bank Holdings, Ltd.	35,247
37,521	Emira Property Fund REIT	50,807
96,433	Eqstra Holdings, Ltd.	62,052
81,231	FirstRand, Ltd.	326,583
300	Gold Fields, Ltd., Sponsored ADR	1,182
23,440	Investec Property Fund, Ltd. REIT	31,259
12,918	Investec, Ltd.	111,186
6,247	KAP Industrial Holdings, Ltd.	2,330
25,551	Lewis Group, Ltd.	151,333
24,882	MTN Group, Ltd.	515,042
885	Naspers, Ltd.	108,835
852	Nedbank Group, Ltd.	18,556
43,414	Peregrine Holdings, Ltd.	94,132
39,556	RMB Holdings, Ltd.	205,201
2,087	Sasol, Ltd.	120,385
14,100	Sasol, Ltd., Sponsored ADR	815,685
37,270	Sibanye Gold, Ltd.	88,402
2,775	Sibanye Gold, Ltd., ADR	26,474
20,154	Telkom SA SOC, Ltd.[3]	93,046

		3,266,788

	Hong Kong — 5.4%
114,000	AMVIG Holdings, Ltd.	42,779
452,000	China Aoyuan Property Group, Ltd.	83,407
416,000	China Fiber Optic Network System Group, Ltd.	120,626
113,000	China Lilang, Ltd.	73,923

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

36,600	China Metal Recycling Holdings, Ltd.[1,2,3]	$—
196,000	China Resources Cement Holdings, Ltd.	141,786
356,000	China Travel International Inv HK	84,756
1,600	China Unicom Hong Kong, Ltd., ADR	27,792
182,000	China Zhongwang Holdings, Ltd.	65,541
166,000	CIFI Holdings Group Co, Ltd.	32,847
1,716,000	GOME Electrical Appliances Holding, Ltd.	289,644
91,500	Greentown China Holdings, Ltd.	117,710
135,000	Huabao International Holdings, Ltd.	98,376
118,000	Ju Teng International Holdings, Ltd.	78,841
96,500	KWG Property Holding, Ltd.	70,456
651,000	Real Nutriceutical Group, Ltd.	159,330
257,000	Regent Manner International Holdings, Ltd.[1,2]	59,690
55,000	Road King Infrastructure, Ltd.	51,385
182,000	SinoMedia Holding, Ltd.	139,487
138,000	TCC International Holdings, Ltd.	63,772
65,000	Tencent Holdings, Ltd.	1,054,761
600	Tonly Electronics Holdings, Ltd.	472
191,000	Xingda International Holdings, Ltd.	76,646
344,000	Zhong An Real Estate, Ltd.	58,591

		2,992,618

	Poland — 4.1%
8,852	Asseco Poland SA	117,753
1,379	Bank Handlowy w Warszawie SA	47,955
61,192	Bank Millennium SA	146,753
671	BRE Bank SA	100,647
11,647	Enea SA	56,565
16,296	Energa SA	105,130
1,140	Firma Oponiarska Debica SA	33,612
22,558	Orange Polska SA	74,463
16,210	PGE SA	107,845
4,547	PKP Cargo SA	103,799
4,520	Powszechny Zaklad Ubezpieczen SA	635,509
355,583	Tauron Polska Energia SA3	577,240
7,619	Warsaw Stock Exchange	87,122
2,928	Zaklady Tluszczowe Kruszwica SA	60,581

		2,254,974

	Malaysia — 3.0%
33,400	APM Automotive Holdings BHD	64,584
38,000	Faber Group BHD	43,636
87,980	HAP Seng Consolidated BHD	96,571
56,900	Hock Seng LEE BHD	34,005

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

45,600	Hong Leong Industries BHD	$96,931
63,700	Kian JOO CAN Factory BHD	61,986
34,000	KrisAssets Holdings Bhd[1,2,3]	—
94,650	Malaysia Building Society	66,410
85,350	Matrix Concepts Holdings Bhd	81,373
122,800	OSK Holdings BHD	83,189
48,400	Padini Holdings BHD	30,288
46,800	Press Metal Bhd	77,725
29,600	Puncak Niaga Holdings Bhd	30,729
15,100	Selangor Properties Bhd	30,750
53,500	Star Publications Malaysia Bhd	43,963
47,000	Sunway Bhd	47,101
50,900	Supermax Corp. Bhd	34,548
7,700	Syarikat Takaful Malaysia Bhd	31,320
23,100	Ta Ann Holdings Bhd	30,861
288,500	TA Enterprise Bhd	91,745
102,100	Tenaga Nasional BHD	396,263
133,900	UOA Development Bhd	86,380
185,300	YTL Hospitality REIT	55,080
65,200	YTL Power International Bhd[3]	30,193

		1,645,631

	Turkey — 2.5%
4,525	Akcansa Cimento AS	27,918
9,428	Aksa Akrilik Kimya Sanayii	33,840
34,840	Aksigorta AS	47,412
63,772	Albaraka Turk Katilim Bankasi AS	51,639
51,682	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	52,294
56,267	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	72,913
42,141	Eregli Demir ve Celik Fabrikalari TAS	88,856
1,716	Goodyear Lastikleri TAS	67,680
26,404	Gubre Fabrikalari TAS	54,247
68,786	Is Yatirim Menkul Degerler AS	40,447
43,447	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D3	46,933
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS3	84,514
15,567	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	32,328
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,842
24,943	Soda Sanayii AS	44,274
31,980	Torunlar Gayrimenkul Yatirim Ortakligi AS	53,748
23,839	Turkiye Halk Bankasi AS	179,497

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

66,662	Turkiye Is Bankasi	$185,997
67,140	Turkiye Sinai Kalkinma Bankasi AS	59,619
55,071	Turkiye Vakiflar Bankasi Tao	129,354

		1,355,352

	Thailand — 2.3%
84,000	AP Thailand PCL — Class F	17,789
3,400	Bangchak Petroleum PCL	3,044
27,100	Bangkok Expressway PCL	31,438
760	Bangkok Insurance PCL — Class F	8,331
402,688	CalComp Electronics Thailand PCL — Class F	38,375
53,400	Delta Electronics Thailand PCL	103,108
76,800	GFPT PCL	36,355
41,000	Hana Microelectronics PCL — Class F	47,244
140,300	Khon Kaen Sugar Industry PCL — Class C	58,112
207,475	Krung Thai Bank PCL	138,920
42,900	Nok Airlines PCL	22,312
39,343	PTT Exploration & Production PCL	199,104
45,800	PTT Global Chemical PCL — Class F	93,782
12,800	PTT PCL / Foreign	127,163
250,600	Quality Houses PCL — Class F	30,749
25,700	Saha-Union PCL — Class F	35,217
44,900	Samart Corp. PCL — Class F	31,742
36,700	Siamgas & Petrochemicals PCL	18,059
58,600	Supalai PCL	43,800
356,400	SVI PCL — Class F	47,727
36,800	Thai Central Chemical PCL	33,809
89,200	Thai Vegetable Oil PCL — Class F	62,226
24,000	Tisco Financial Group PCL	31,018

		1,259,424

	Greece — 2.2%
21,574	Aegean Airlines SA3	180,265
5,668	Bank of Greece	105,497
630	Folli Follie SA3	26,342
10,000	Hellenic Exchanges — Athens Stock Exchange SA Holding[3]	98,931
24,043	Hellenic Telecommunications Organization SA3	329,573
10,621	Metka SA	171,212
16,807	Mytilineos Holdings SA3	143,815
12,135	Public Power Corp.[3]	177,136

		1,232,771

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	India — 2.2%
1,315	GAIL India, Ltd., GDR	$55,769
15,600	Tata Motors, Ltd., ADR	613,392
48,484	Tata Steel, Ltd., GDR	441,205
8,600	Wipro, Ltd., ADR	99,330

		1,209,696

	Peru — 1.1%
166,092	Cia Minera Milpo SAA	161,882
172,133	Corp. Aceros Arequipa SA	43,632
1,500	Credicorp, Ltd.	221,880
2,759	Intercorp Financial Services, Inc.	89,530
189,265	Minsur SA	118,924

		635,848

	United Arab Emirates — 0.9%
150,000	Bank of Sharjah	75,550
306,160	Eshraq Properties Co. PJSC[3]	114,194
353,718	RAK Properties PJSC	97,264
107,294	Ras Al Khaimah Ceramics	93,476
74,659	Union National Bank PJSC	134,152

		514,636

	Czech Republic — 0.7%
3,772	CEZ AS	107,136
910	Komercni Banka AS	197,294
183	Philip Morris CR AS	92,314

		396,744

	Hungary — 0.6%
20,568	OTP Bank PLC	356,491

	Mexico — 0.6%
3,800	America Movil SAB de CV Series L, Sponsored ADR	89,566
4,200	Industrias Bachoco SAB de CV, ADR	223,188

		312,754

	Colombia — 0.4%
8,303	Celsia SA ESP	26,943
3,300	Ecopetrol SA, Sponsored ADR	111,342
112,980	Empresa de Telecomunicaciones de Bogota	30,521
11,078	Interconexion Electrica SA ESP	54,483

		223,289

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Indonesia — 0.2%
16,600	Astra Agro Lestari Tbk PT	$38,094
138,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	24,768
200	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	8,982
29,800	United Tractors Tbk PT	58,444

		130,288

	Egypt — 0.0%
1,620	Glaxo Smith Kline	3,172
52,721	Orascom Telecom Media And Technology Holding SAE[3]	9,306

		12,478

	TOTAL COMMON STOCKS (Cost $44,582,355)	50,296,617

PREFERRED STOCKS — 7.9%

	Brazil — 5.7%
25,353	Banco ABC Brasil SA, 4.57%	144,714
5,000	Banco Daycoval SA, 5.06%	20,408
27,200	Banco Industrial e Comercial SA, 0.00%	94,953
10,800	Banco Pine SA, 10.40%	36,845
7,000	Bradespar SA, 6.86%	70,964
16,300	Braskem SA — Class A, 4.15%	100,799
8,900	Centrais Eletricas Brasileiras SA — Class B, 15.64%	42,720
2,700	Cia de Gas de Sao Paulo, 2.73%	62,622
11,000	Cia Energetica de Sao Paulo, 9.81%	140,267
14,800	Cia Paranaense de Energia, 5.80%	229,624
14,100	Contax Participacoes SA, 2.40%	19,080
39,477	Itau Unibanco Holding SA, ADR, 2.26%	607,946
189,537	Itausa — Investimentos Itau SA, 3.05%	792,818
62,400	Vale SA, ADR, 6.62%	798,720

		3,162,480

	Russia — 1.6%
149	AK Transneft OAO, 0.00%	307,586
783,800	Surgutneftegas OJSC, 0.00%	577,441

		885,027

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2014 — (Unaudited)

Shares		Value

PREFERRED STOCKS — (Continued)

	South Korea — 0.6%
297	Samsung Electronics Co, Ltd., 1.40%	$307,159

	TOTAL PREFERRED STOCKS (Cost $4,203,607)	4,354,666

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[3]	202
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[3]	447

		649

	TOTAL WARRANTS (Cost $—)	649

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$401,273	With State Street Bank and Trust Co., dated 7/31/14, 0.01%, principal and interest in the amount of $401,273, due 8/1/14, (collateralized by a FNMA security with a par value of $401,819, coupon rate of 3.000%, due 11/25/40, market value of $411,823)	401,273

	TOTAL REPURCHASE AGREEMENT (Cost $401,273)	401,273

TOTAL INVESTMENTS (Cost $49,187,235)[4]	99.5%	$55,053,205
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	267,498

NET ASSETS	100.0%	$55,320,703

*	Percentages indicated are based on net assets.
[1]	Security is fair valued by management.
[2]	Illiquid security.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $49,307,382.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2. In that regard, at July 31, 2014 substantially all foreign equity securities held by the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund were fair valued using valuations provided by an independent valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2014. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at July 31, 2014.

Securities in the International Fund, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $48,428,009, $20,156,760, $11,571,285 and $24,486,760, respectively, transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service. In addition, securities in the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $133,618 and $3,207, respectively, transferred from Level 1 to Level 3 due to these securities being fair valued. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of July 31, 2014 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$26,276,110	$—	$26,276,110

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Federal Home Loan Mortgage Corporation	$—	$19,830,090	$—	$19,830,090
Federal National Mortgage Association	—	5,542,245	—	5,542,245

Total Agency Notes	—	51,648,445	—	51,648,445

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	21,551,410	—	21,551,410
Federal National Mortgage Association	—	69,715,590	—	69,715,590
Government National Mortgage Association	—	5,866,231	—	5,866,231

Total Mortgage-Backed Securities	—	97,133,231	—	97,133,231

Corporate Notes	—	187,807,546	—	187,807,546
US Treasury Notes/Bonds	—	65,392,460	—	65,392,460
Municipal Bonds	—	8,464,116	—	8,464,116
Repurchase Agreements	—	6,697,294	—	6,697,294
Investment of Security Lending Collateral	22,840,090	—	—	22,840,090

Total Investments	22,840,090	417,143,092	—	439,983,182

Total	$22,840,090	$417,143,092	$—	$439,983,182

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$8,169,601	$—	$8,169,601
Japan	—	8,056,830	—	8,056,830
Germany	—	7,266,877	—	7,266,877
Switzerland	—	3,490,207	—	3,490,207
France	—	3,068,893	—	3,068,893
Netherlands	—	2,441,258	—	2,441,258
Hong Kong	—	1,761,479	—	1,761,479
Australia	—	1,438,491	—	1,438,491
South Korea	280,237	1,095,694	—	1,375,931
China	—	1,347,540	—	1,347,540

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Singapore	$—	$1,032,468	$—	$1,032,468
Norway	—	826,664	—	826,664
Spain	—	633,559	—	633,559
Belgium	—	524,276	—	524,276
India	496,834	—	—	496,834
Denmark	—	486,590	—	486,590
Canada	472,192	—	—	472,192
Italy	—	379,722	—	379,722
Israel	318,004	—	—	318,004
Thailand	312,266	—	—	312,266
Ireland	272,849	—	—	272,849
Finland	—	66,759	—	66,759

Total Common Stocks	2,152,382	42,086,908	—	44,239,290

Preferred Stocks
Brazil	468,224	—	—	468,224

Total Preferred Stocks	468,224	—	—	468,224

Mutual Fund
United States	997,901	—	—	997,901

Total Mutual Funds	997,901	—	—	997,901

Repurchase Agreements	—	1,038,111	—	1,038,111
Investment of Security Lending Collateral	389,183	—	—	389,183

Total Investments	4,007,690	43,125,019	—	47,132,709

Total	$4,007,690	$43,125,019	$—	$47,132,709

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$4,065,402	$—	$4,065,402
Japan	—	4,009,579	—	4,009,579
Germany	—	3,738,024	—	3,738,024
Switzerland	—	1,628,564	—	1,628,564
France	—	1,498,544	—	1,498,544

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Netherlands	$—	$1,169,644	$—	$1,169,644
Hong Kong	—	840,080	—	840,080
South Korea	184,535	593,109	—	777,644
Australia	—	735,074	—	735,074
China	—	706,103	—	706,103
Singapore	—	535,056	—	535,056
Norway	—	479,946	—	479,946
Spain	—	305,642	—	305,642
Belgium	—	303,119	—	303,119
Canada	250,467	—	—	250,467
India	232,108	—	—	232,108
Denmark	—	227,084	—	227,084
Italy	—	184,521	—	184,521
Ireland	184,162	—	—	184,162
Israel	160,339	—	—	160,339
Thailand	159,512	—	—	159,512
Finland	—	116,421	—	116,421

Total Common Stocks	1,171,123	21,135,912	—	22,307,035

Preferred Stocks
Brazil	220,160	—	—	220,160

Total Preferred Stocks	220,160	—	—	220,160

Repurchase Agreements	—	512,550	—	512,550
Investment of Security Lending Collateral	748,745	—	—	748,745

Total Investments	2,140,028	21,648,462	—	23,788,490

Total	$2,140,028	$21,648,462	$—	$23,788,490

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$1,068,734	$10,593,300	$—	$11,662,034
United Kingdom	2,663,248	6,372,288	—	9,035,536
Australia	129,150	2,708,977	4,635	2,842,762

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Germany	$346,474	$1,805,175	$—	$2,151,649
France	685,554	1,132,930	—	1,818,484
Sweden	141,879	1,502,763	—	1,644,642
Switzerland	601,945	1,022,341	—	1,624,286
Italy	671,040	667,064	—	1,338,104
Singapore	309,916	888,267	—	1,198,183
Hong Kong	199,603	932,015	—	1,131,618
Norway	—	1,088,573	—	1,088,573
Spain	224,736	739,363	—	964,099
Denmark	—	797,005	—	797,005
Finland	108,760	614,740	63,992	787,492
Israel	116,339	383,841	—	500,180
Austria	209,132	259,984	—	469,116
Netherlands	23,138	433,927	—	457,065
New Zealand	234,688	186,364	—	421,052
Belgium	83,824	333,843	—	417,667
Ireland	134,929	136,895	—	271,824
Portugal	62,287	135,510	—	197,797

Total Common Stocks	8,015,376	32,735,165	68,627	40,819,168

Preferred Stocks
Germany	—	20,592	—	20,592
Italy	—	188,288	—	188,288

Total Preferred Stocks	—	208,880	—	208,880

Mutual Funds
Australia	—	—	0	0

Total Mutual Funds	—	—	0	0

Rights
Portugal	—	—	4,351	4,351

Total Rights	—	—	4,351	4,351

Repurchase Agreements	—	56,942	—	56,942

Total Investments	8,015,376	33,000,987	72,978	41,089,341

Total	$8,015,376	$33,000,987	$72,978	$41,089,341

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$1,067,535	$8,059,592	$122,494	$9,249,621
China	528,917	7,519,321	80,678	8,128,916
Taiwan	1,159,504	4,965,534	—	6,125,038
Brazil	4,688,598	3,909	—	4,692,507
Russia	—	4,300,753	—	4,300,753
South Africa	1,488,853	1,777,935	—	3,266,788
Hong Kong	237,424	2,695,504	59,690	2,992,618
Poland	377,585	1,877,389	—	2,254,974
Malaysia	351,092	1,294,539	0	1,645,631
Turkey	40,447	1,314,905	—	1,355,352
Thailand	1,259,424	—	—	1,259,424
Greece	285,762	947,009	—	1,232,771
India	1,209,696	—	—	1,209,696
Peru	635,848	—	—	635,848
United Arab Emirates	514,636	—	—	514,636
Czech Republic	107,136	289,608	—	396,744
Hungary	—	356,491	—	356,491
Mexico	312,754	—	—	312,754
Colombia	223,289	—	—	223,289
Indonesia	8,982	121,306	—	130,288
Egypt	3,172	9,306	—	12,478

Total Common Stocks	14,500,654	35,533,101	262,862	50,296,617

Preferred Stocks
Brazil	3,162,480	—	—	3,162,480
Russia	307,586	577,441	—	885,027
South Korea	—	307,159	—	307,159

Total Preferred Stocks	3,470,066	884,600	—	4,354,666

Warrants
Malaysia	649	—	—	649

Total Warrants	649	—	—	649

Repurchase Agreements	—	401,273	—	401,273

Total Investments	17,971,369	36,818,974	262,862	55,053,205

Total	$17,971,369	$36,818,974	$262,862	$55,053,205

The following tables include roll-forwards of the amounts for the period ended July 31, 2014 for long-term investments classified within Level 3.

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized			Transfers		Balance as of	Held at
Investments in	October 31,	Gain	Gain			into	Transfers out of	July 31,	July 31,
Securities	2013	(Loss)	(Loss)	Purchases	Sales	Level 3	Level 3	2014	2014
COMMON STOCK
Australia	$0	$0	$1,428	$0	$0	$3,207	$0	$4,635	$1,430
Finland	$0	$0	$17,377	$46,615	$0	$0	$0	$63,992	$17,376
Japan	$57,564	$0	$(16,752)	$0	$(40,812)	$0	$0	$0	$0
RIGHTS
Portugal	$0	$0	$4,351	$0	$0	$0	$0	$4,351	$4,351

Total	$57,564	$0	$6,404	$46,615	$(40,812)	$3,207	$0	$72,978	$23,157

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized					Balance as of	Held at
Investments in	October 31,	Gain	Gain			Transfers	Transfers out of	July 31,	July 31,
Securities	2013	(Loss)	(Loss)	Purchases	Sales	into Level 3	Level 3	2014	2014
COMMON STOCK
China	$0	$0	$(12,911)	$0	$0	$93,589	$0	$80,678	$(12,911)
Hong Kong	$0	$7,686	$4,513	$91,107	$(43,616)	$0	$0	$59,690	$4,513
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0
Taiwan	$33,404	$0	$0	$0	$0	$0	$(33,404)	$0	$0
South Korea	$0	$(6,387)	$15,328	$99,968	$(26,443)	$40,028	$0	$122,494	$15,328

Total	$33,404	$1,299	$6,930	$191,075	$(70,059)	$133,617	$(33,404)	$262,862	$6,930

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board,

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for the Portfolios’ investments in repurchase agreements as of July 31, 2014 are presented in the Portfolios’ Schedules of Investments.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the period ended July 31, 2014. During the period ended July 31, 2014, the Secured Options Portfolio wrote put options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended July 31, 2014, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	1,931	$1,959,678
Options written	26,863	24,400,608
Options terminated in closing purchase transactions	(1,165)	(2,618,946)
Options exercised	0	0
Options expired	(26,129)	(22,390,577)

Options outstanding at July 31, 2014	1,500	$1,350,763

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	12,425	$583,936
Options written	121,788	5,846,507
Options terminated in closing purchase transactions	(44,107)	(2,753,383)
Options exercised	(1,489)	(120,419)
Options expired	(75,973)	(3,277,838)

Options outstanding at July 31, 2014	12,644	$278,803

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2014 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(3,533,750)	$(3,533,750)

Total Value	$(3,553,750)	$(3,553,750)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	83,333	83,333
Options Written	(165,317)	(165,317)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(221,762)	$(221,762)

Total Value	$(221,762)	$(221,762)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(980,100)	(980,100)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2014.

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of July 31, 2014, 89.43% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2014, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Long/Short Portfolio, International Portfolio and Philadelphia International Fund and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of July 31, 2014, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$22,386,061		$22,840,090		5.04
Small Cap Equity Portfolio	79,046,003		83,623,313		5.06
Large Cap Value Portfolio	2,810,296		2,968,536		2.79
U.S. Emerging Growth Portfolio	7,893,966		8,402,563		17.32
Large Cap Core Portfolio	10,833,353		11,734,814		1.76
Long/Short Portfolio	28,246,775		29,386,837		13.74
Total Market Portfolio	18,230,895	*	19,017,492	**	19.25
International Portfolio	358,212		389,183		0.75
Philadelphia International Fund	702,830		748,745		2.91

* The market value of loaned securities for the financing of short sales was $16,323,673.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

** The market value of collateral used for the financing of short sales was $17,007,198.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2014, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $69,006,622 and $17,007,198, respectively, and the Total Market Portfolio pledged securities in the amount of $2,116,493 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) and the International Portfolio may also invest in other registered investment companies advised by Philadelphia International Advisors LP (“Affiliated Funds”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the Portfolio. If the International Portfolio invests in any Affiliated Funds, the investment management fees will be reduced to the extent of such investment.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$12,713,713	$1,618,145	$11,095,568
Strategic Equity Portfolio	54,549,273	1,225,441	53,323,832
Small Cap Equity Portfolio	162,642,994	32,273,231	130,369,763
Large Cap Value Portfolio	18,767,751	421,188	18,346,563
U.S. Emerging Growth Portfolio	5,435,087	1,305,647	4,129,440
Large Cap Core Portfolio	89,871,861	4,197,056	85,674,805
Large Cap Growth Portfolio	52,769,197	2,141,528	50,627,669
Long/Short Portfolio	11,290,652	3,635,942	7,654,710
Total Market Portfolio	12,945,565	1,564,505	11,381,060
Secured Options Portfolio	3,366,752	—	3,366,752
International Secured Options Portfolio	2,575,491	48,188	2,527,303
International Portfolio	9,751,138	972,603	8,778,535
Philadelphia International Fund	4,265,561	495,108	3,770,453
Philadelphia International Small Cap Fund	3,869,096	1,422,906	2,446,190
Philadelphia International Emerging Markets Fund	7,709,198	1,963,375	5,745,823

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2014 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	September 22, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	September 22, 2014